UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Focused Growth Fund, PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2027

Date of reporting period:	8/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Focused Growth Fund
Class A:
SPFAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$55	1.02%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,702,486,801
Number of fund holdings	40
Portfolio turnover rate for the year	14%
MF500E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Software	12.7%
Interactive Media & Services	12.5%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.4%
IT Services	4.1%
Financial Services	3.8%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Electric Utilities	0.8%
Diversified Telecommunication Services	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	A
NASDAQ	SPFAX
CUSIP	74440K504
MF500E2A

PGIM Jennison Focused Growth Fund
Class C:
SPFCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$96	1.78%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,702,486,801
Number of fund holdings	40
Portfolio turnover rate for the year	14%
MF500E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Software	12.7%
Interactive Media & Services	12.5%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.4%
IT Services	4.1%
Financial Services	3.8%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Electric Utilities	0.8%
Diversified Telecommunication Services	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	C
NASDAQ	SPFCX
CUSIP	74440K702
MF500E2C

PGIM Jennison Focused Growth Fund
Class Z:
SPFZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$40	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,702,486,801
Number of fund holdings	40
Portfolio turnover rate for the year	14%
MF500E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Software	12.7%
Interactive Media & Services	12.5%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.4%
IT Services	4.1%
Financial Services	3.8%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Electric Utilities	0.8%
Diversified Telecommunication Services	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	Z
NASDAQ	SPFZX
CUSIP	74440K868
MF500E2Z

PGIM Jennison Focused Growth Fund
Class R6:
PSGQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$36	0.67%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,702,486,801
Number of fund holdings	40
Portfolio turnover rate for the year	14%
MF500E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Software	12.7%
Interactive Media & Services	12.5%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.4%
IT Services	4.1%
Financial Services	3.8%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Electric Utilities	0.8%
Diversified Telecommunication Services	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	R6
NASDAQ	PSGQX
CUSIP	74440K751
MF500E2R6

PGIM Quant Solutions Large-Cap Value Fund
Class A:
SUVAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class A shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class A	$61	1.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%
MF502E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	A
NASDAQ	SUVAX
CUSIP	74440K108
MF502E2A

PGIM Quant Solutions Large-Cap Value Fund
Class C:
SUVCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class C shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class C	$116	2.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%
MF502E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	C
NASDAQ	SUVCX
CUSIP	74440K306
MF502E2C

PGIM Quant Solutions Large-Cap Value Fund
Class R:
PRVRX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class R shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R	$72	1.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%
MF502E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R
NASDAQ	PRVRX
CUSIP	74440K736
MF502E2R

PGIM Quant Solutions Large-Cap Value Fund
Class Z:
SUVZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class Z shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class Z	$43	0.79%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%
MF502E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	Z
NASDAQ	SUVZX
CUSIP	74440K405
MF502E2Z

PGIM Quant Solutions Large-Cap Value Fund
Class R6:
SUVQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R6	$43	0.79%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%
MF502E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R6
NASDAQ	SUVQX
CUSIP	74440K538
MF502E2R6

PGIM Strategic Bond Fund
Class A:
PUCAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class A shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$47	0.93%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,321,785,138
Number of fund holdings	948
Portfolio turnover rate for the year	48%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	25.9
AA	25.0
A	5.6
BBB	13.0
BB	18.0
B	9.1
CCC	1.5
CC	0.1
C	0.2
Not Rated	5.3
Cash/Cash Equivalents	(3.8)
Total	100.00
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
MF231E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	A
NASDAQ	PUCAX
CUSIP	74440K678
MF231E2A

PGIM Strategic Bond Fund
Class C:
PUCCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class C shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$87	1.73%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,321,785,138
Number of fund holdings	948
Portfolio turnover rate for the year	48%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	25.9
AA	25.0
A	5.6
BBB	13.0
BB	18.0
B	9.1
CCC	1.5
CC	0.1
C	0.2
Not Rated	5.3
Cash/Cash Equivalents	(3.8)
Total	100.00
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
MF231E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code belo
w,
including the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	C
NASDAQ	PUCCX
CUSIP	74440K660
MF231E2C

PGIM Strategic Bond Fund
Class Z:
PUCZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class Z shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$31	0.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,321,785,138
Number of fund holdings	948
Portfolio turnover rate for the year	48%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	25.9
AA	25.0
A	5.6
BBB	13.0
BB	18.0
B	9.1
CCC	1.5
CC	0.1
C	0.2
Not Rated	5.3
Cash/Cash Equivalents	(3.8)
Total	100.00
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
MF231E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	Z
NASDAQ	PUCZX
CUSIP	74440K652
MF231E2Z

PGIM Strategic Bond Fund
Class R6:
PUCQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$30	0.59%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,321,785,138
Number of fund holdings	948
Portfolio turnover rate for the year	48%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	25.9
AA	25.0
A	5.6
BBB	13.0
BB	18.0
B	9.1
CCC	1.5
CC	0.1
C	0.2
Not Rated	5.3
Cash/Cash Equivalents	(3.8)
Total	100.00
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
MF231E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	R6
NASDAQ	PUCQX
CUSIP	74440K520
MF231E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Jennison Focused Growth Fund

PGIM Quant Solutions Large-Cap Value Fund

PGIM Strategic Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2026

Table of Contents	Financial Statements and Other Information	August 31, 2026

 Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Focused Growth Fund	3
PGIM Quant Solutions Large-Cap Value Fund	15
PGIM Strategic Bond Fund	35
Notes to Financial Statements	84

 Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NZD—New Zealand Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ADR—American Depositary Receipt

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BMO—BMO Capital Markets

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

CACI—Credit Agricole Corporate and Investment Bank SA

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CORRA—Canadian Overnight Repo Rate Average

CPI—Consumer Price Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

NSA—Non-Seasonally Adjusted

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

TONAR—Tokyo Overnight Average Rate

UBS—UBS Securities LLC

WFS—Wells Fargo Securities LLC

ZARONIA—South African Overnight Index

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited)

as of August 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS

Aerospace & Defense 5.1%

Boeing Co. (The)*	138,348	$28,745,948
General Electric Co.	174,540	58,594,823

		87,340,771

Automobiles 2.6%

Tesla, Inc.*	121,676	44,770,684

Biotechnology 1.6%

Vertex Pharmaceuticals, Inc.*	50,162	27,314,212

Broadline Retail 5.8%

Amazon.com, Inc.*	378,039	98,203,191

Consumer Staples Distribution & Retail 2.1%

Costco Wholesale Corp.	22,160	20,916,603

Walmart, Inc.	144,059	15,107,467

		36,024,070

Diversified Telecommunication Services 0.8%

Space Exploration Technologies Corp. (Class A Stock)*(a)	96,828	13,913,215

Electric Utilities 0.9%

Constellation Energy Corp.	52,169	14,334,476

Electrical Equipment 1.9%

GE Vernova, Inc.	16,846	15,136,636
Vertiv Holdings Co. (Class A Stock)	68,294	17,669,024

		32,805,660

Electronic Equipment, Instruments & Components 1.2%

Corning, Inc.	133,741	19,891,299

Entertainment 4.6%

Netflix, Inc.*	399,372	32,369,101
Spotify Technology SA*	51,557	28,027,416
Walt Disney Co. (The)	162,382	17,464,184

		77,860,701

Financial Services 3.8%

Mastercard, Inc. (Class A Stock)	110,717	65,246,635

Health Care Equipment & Supplies 1.1%

Intuitive Surgical, Inc.*	50,585	19,063,463

Interactive Media & Services 12.5%

Alphabet, Inc. (Class A Stock)	235,255	79,833,784
Alphabet, Inc. (Class C Stock)	237,163	79,546,842
Meta Platforms, Inc. (Class A Stock)	93,697	53,626,541

		213,007,167

IT Services 4.1%

Cloudflare, Inc. (Class A Stock)*	67,981	20,741,683

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  3

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)

Shopify, Inc. (Canada) (Class A Stock)*	120,553	$17,765,896
Snowflake, Inc.*	94,372	31,277,712

		69,785,291

Pharmaceuticals 4.4%

Eli Lilly & Co.	64,640	74,771,027

Semiconductors & Semiconductor Equipment 25.7%

Advanced Micro Devices, Inc.*	124,862	58,775,041
Broadcom, Inc.	250,873	92,908,307
Credo Technology Group Holding Ltd.*	71,153	16,094,097
KLA Corp.	136,280	23,910,326
Lam Research Corp.	28,668	8,643,115
NVIDIA Corp.	933,617	206,123,961
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	74,333	30,871,982

		437,326,829

Software 12.6%

Cadence Design Systems, Inc.*	59,209	20,058,825
Crowdstrike Holdings, Inc. (Class A Stock)*	145,875	33,697,125
Datadog, Inc. (Class A Stock)*	106,083	25,145,914
Microsoft Corp.	217,317	110,242,741
Palantir Technologies, Inc. (Class A Stock)*	136,681	25,474,605

		214,619,210

Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.	390,018	123,577,203
Sandisk Corp.*	20,448	32,035,882

		155,613,085

TOTAL LONG-TERM INVESTMENTS (cost $779,048,756)		1,701,890,986

SHORT-TERM INVESTMENTS 0.9%

AFFILIATED MUTUAL FUNDS PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	2,440,529	2,440,529
PGIM Institutional Money Market Fund (7-day effective yield 3.874%) (cost $13,292,866; includes $13,253,865 of cash collateral for securities on loan)(b)(wb)	13,302,617	13,291,975

TOTAL SHORT-TERM INVESTMENTS (cost $15,733,395)		15,732,504

TOTAL INVESTMENTS 100.9% (cost $794,782,151)		1,717,623,490
Liabilities in excess of other assets (0.9)%		(15,136,689)

NET ASSETS 100.0%		$1,702,486,801

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,205,111; cash collateral of $13,253,865 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$87,340,771	$—	$—
Automobiles	44,770,684	—	—
Biotechnology	27,314,212	—	—
Broadline Retail	98,203,191	—	—
Consumer Staples Distribution & Retail	36,024,070	—	—
Diversified Telecommunication Services	13,913,215	—	—
Electric Utilities . .	14,334,476	—	—
Electrical Equipment	32,805,660	—	—
Electronic Equipment, Instruments & Components	19,891,299	—	—
Entertainment	77,860,701	—	—
Financial Services	65,246,635	—	—
Health Care Equipment & Supplies	19,063,463	—	—
Interactive Media & Services	213,007,167	—	—
IT Services	69,785,291	—	—
Pharmaceuticals	74,771,027	—	—
Semiconductors & Semiconductor Equipment	437,326,829	—	—
Software	214,619,210	—	—
Technology Hardware, Storage & Peripherals	155,613,085	—	—
Short-Term Investments
Affiliated Mutual Funds .	15,732,504	—	—

Total	$1,717,623,490	$—	$—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  5

Schedule of Investments (unaudited)

as of August 31, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2026 were as follows:

Semiconductors & Semiconductor Equipment	25.7%
Software	12.6
Interactive Media & Services	12.5
Technology Hardware, Storage & Peripherals	9.2
Broadline Retail	5.8
Aerospace & Defense	5.1
Entertainment	4.6
Pharmaceuticals	4.4
IT Services	4.1
Financial Services	3.8
Automobiles	2.6
Consumer Staples Distribution & Retail	2.1
Electrical Equipment	1.9

Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2
Health Care Equipment & Supplies	1.1
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	0.9
Electric Utilities	0.9
Diversified Telecommunication Services	0.8

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$13,205,111	$(13,205,111)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2026

Assets
Investments at value, including securities on loan of $13,205,111:
Unaffiliated investments (cost $779,048,756)	$1,701,890,986
Affiliated investments (cost $15,733,395)	15,732,504
Dividends receivable	438,579
Receivable for Fund shares sold	310,538
Tax reclaim receivable	147,099
Prepaid expenses	295

Total Assets	1,718,520,001

Liabilities
Payable to broker for collateral for securities on loan	13,253,865
Payable for Fund shares purchased	1,136,192
Management fee payable	943,021
Accrued expenses and other liabilities	373,194
Distribution fee payable	275,802
Affiliated transfer agent fee payable	42,140
Trustees’ fees payable	8,986

Total Liabilities	16,033,200

Net Assets	$1,702,486,801

Net assets were comprised of:
Shares of beneficial interest, at par	$52,680
Paid-in capital in excess of par	605,425,234
Total distributable earnings (loss)	1,097,008,887

Net assets, August 31, 2026	$1,702,486,801

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  7

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2026

Class A
Net asset value and redemption price per share, ($1,140,085,444 ÷ 36,248,078 shares of beneficial interest issued and outstanding)	$31.45
Maximum sales charge (5.50% of offering price)	1.83

Maximum offering price to public	$33.28

Class C
Net asset value, offering price and redemption price per share, ($37,392,960 ÷ 1,780,849 shares of beneficial interest issued and outstanding)
$21.00

Class Z
Net asset value, offering price and redemption price per share, ($412,202,344 ÷ 11,514,838 shares of beneficial interest issued and outstanding)
$35.80

Class R6
Net asset value, offering price and redemption price per share, ($112,806,053 ÷ 3,136,126 shares of beneficial interest issued and outstanding)
$35.97

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $43,017 foreign withholding tax)	$3,028,060
Affiliated dividend income	123,777
Affiliated income from securities lending, net	21,088

Total income	3,172,925

Expenses Management fee	5,577,860
Distribution fee(a)	1,878,719
Transfer agent’s fees and expenses (including affiliated expense of $142,805)(a)	750,777
Custodian and accounting fees	61,028
Shareholders’ reports	42,568
Registration fees(a)	33,524
Professional fees	20,323
Trustees’ fees	14,746
Audit fee	13,975
Miscellaneous	46,037

Total expenses	8,439,557
Less: Fee waiver and/or expense reimbursement(a)	(160,926)
Distribution fee waiver(a)	(280,668)

Net expenses	7,997,963

Net investment income (loss)	(4,825,038)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,736))	115,827,446
Foreign currency transactions	4,981

115,832,427

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(891))	101,539,620
Foreign currencies	(3,043)

101,536,577

Net gain (loss) on investment and foreign currency transactions	217,369,004

Net Increase (Decrease) In Net Assets Resulting From Operations	$212,543,966

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,684,006	194,713	—	—
Transfer agent’s fees and expenses	554,009	23,668	169,240	3,860
Registration fees	10,587	6,302	9,074	7,561
Fee waiver and/or expense reimbursement	(84,354)	(11,500)	(45,117)	(19,955)
Distribution fee waiver	(280,668)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  9

PGIM Jennison Focused Growth Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2026	Year Ended February 28, 2026

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ (4,825,038)	$ (9,435,155)
Net realized gain (loss) on investment and foreign currency transactions	115,832,427	154,966,393
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	101,536,577	12,563,881

Net increase (decrease) in net assets resulting from operations	212,543,966	158,095,119

Dividends and Distributions
Distributions from distributable earnings Class A	—	(47,396,348)
Class C	—	(2,588,586)
Class Z	—	(15,674,721)
Class R6	—	(4,426,039)

Fund share transactions (Net of share conversions)	—	(70,085,694)

Net proceeds from shares sold	31,243,389	109,343,229
Net asset value of shares issued in reinvestment of dividends and distributions	—	67,409,215
Cost of shares purchased	(144,545,025)	(283,459,751)

Net increase (decrease) in net assets from Fund share transactions	(113,301,636)	(106,707,307)

Total increase (decrease)	99,242,330	(18,697,882)

Net Assets:

Beginning of period	1,603,244,471	1,621,942,353

End of period	$1,702,486,801	$1,603,244,471

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2026		2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.70		$26.28	$22.94	$14.58	$18.46	$24.34
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.18)	(0.15)	(0.09)	(0.08)	(0.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.85		2.85	3.49	8.45	(3.80)	(2.10)
Total from investment operations	3.75		2.67	3.34	8.36	(3.88)	(2.30)
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.25)	-	-	-	(3.58)
Net asset value, end of period	$31.45		$27.70	$26.28	$22.94	$14.58	$18.46
Total Return(b):	13.58%		9.85%	14.56%	57.34%	(21.02)%	(12.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,140,085		$1,061,869	$1,077,302	$1,037,945	$739,492	$1,078,256
Average net assets (000)	$1,113,519		$1,106,674	$1,077,815	$870,689	$829,415	$653,573
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02	%(d)	1.03%	1.02%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.09	%(d)	1.10%	1.09%	1.14%	1.14%	1.14%
Net investment income (loss)	(0.64	)%(d)	(0.64)%	(0.59)%	(0.49)%	(0.53)%	(0.86)%
Portfolio turnover rate(e)	14%		30%	33%	34%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  11

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2026		2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.56		$18.10	$15.92	$10.19	$13.00	$18.25
Income (loss) from investment operations:
Net investment income (loss)	(0.14)		(0.27)	(0.23)	(0.15)	(0.13)	(0.28)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.58		1.98	2.41	5.88	(2.68)	(1.39)
Total from investment operations	2.44		1.71	2.18	5.73	(2.81)	(1.67)
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.25)	-	-	-	(3.58)
Net asset value, end of period	$21.00		$18.56	$18.10	$15.92	$10.19	$13.00
Total Return(b):	13.15%		9.04%	13.69%	56.23%	(21.62)%	(13.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,393		$39,367	$44,074	$47,880	$36,391	$60,205
Average net assets (000)	$38,625		$42,417	$46,914	$41,006	$43,727	$60,666
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78	%(d)	1.78%	1.78%	1.78%	1.78%	1.79%
Expenses before waivers and/or expense reimbursement	1.84	%(d)	1.84%	1.83%	1.87%	1.87%	1.82%
Net investment income (loss)	(1.41	)%(d)	(1.39)%	(1.35)%	(1.22)%	(1.26)%	(1.61)%
Portfolio turnover rate(e)	14%		30%	33%	34%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2026		2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.48		$29.64	$25.80	$16.35	$20.64	$26.76
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.12)	(0.09)	(0.04)	(0.04)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.38		3.21	3.93	9.49	(4.25)	(2.39)
Total from investment operations	4.32		3.09	3.84	9.45	(4.29)	(2.54)
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.25)	-	-	-	(3.58)
Net asset value, end of period	$35.80		$31.48	$29.64	$25.80	$16.35	$20.64
Total Return(b):	13.72%		10.19%	14.88%	57.80%	(20.78)%	(12.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$412,202		$392,901	$378,525	$369,697	$232,765	$538,780
Average net assets (000)	$406,711		$405,927	$382,188	$303,068	$347,807	$587,500
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.77	%(d)	0.78%	0.78%	0.80%	0.80%	0.81%
Net investment income (loss)	(0.37	)%(d)	(0.36)%	(0.32)%	(0.20)%	(0.24)%	(0.56)%
Portfolio turnover rate(e)	14%		30%	33%	34%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  13

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2026		2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.62		$29.75	$25.87	$16.38	$20.66	$26.76
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.09)	(0.07)	(0.02)	(0.03)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.40		3.21	3.95	9.51	(4.25)	(2.39)
Total from investment operations	4.35		3.12	3.88	9.49	(4.28)	(2.52)
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.25)	-	-	-	(3.58)
Net asset value, end of period	$35.97		$31.62	$29.75	$25.87	$16.38	$20.66
Total Return(b):	13.76%		10.25%	15.00%	57.94%	(20.72)%	(12.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112,806		$109,107	$122,041	$127,289	$101,583	$158,547
Average net assets (000)	$112,650		$120,364	$127,844	$116,341	$119,659	$180,823
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses before waivers and/or expense reimbursement	0.71	%(d)	0.71%	0.70%	0.71%	0.71%	0.71%
Net investment income (loss)	(0.29	)%(d)	(0.28)%	(0.24)%	(0.12)%	(0.15)%	(0.48)%
Portfolio turnover rate(e)	14%		30%	33%	34%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited)

as of August 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 98.8%

Aerospace & Defense 2.1%
General Dynamics Corp.	8,440	$3,134,194
L3Harris Technologies, Inc.	2,680	713,550
Lockheed Martin Corp.	1,520	853,070
Northrop Grumman Corp.	2,160	1,165,752
V2X, Inc.*	2,200	169,752

		6,036,318

Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	800	151,720
United Parcel Service, Inc. (Class B Stock)	11,100	1,156,953

		1,308,673

Automobile Components 0.1%
BorgWarner, Inc.	2,100	134,736
Lear Corp.	1,000	124,990
Versigent PLC*	933	44,224

		303,950

Automobiles 0.2%
Ford Motor Co.	18,200	253,708
General Motors Co.	3,900	336,648

		590,356

Banks 4.0%
Bank of America Corp.	16,611	1,028,885
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	15,300	900,864
Carter Bankshares, Inc.	10,000	312,400
Eagle Bancorp Montana, Inc.	4,700	105,045
Independent Bank Corp.	14,100	514,509
JPMorgan Chase & Co.	12,304	4,380,470
Parke Bancorp, Inc.	3,800	128,250
Popular, Inc. (Puerto Rico)	9,500	1,597,805
Shore Bancshares, Inc.	14,600	335,216
Third Coast Bancshares, Inc.*	3,600	160,560
U.S. Bancorp	20,400	1,256,232
Zions Bancorp NA	8,600	573,534

		11,293,770

Beverages 0.1%
Coca-Cola Consolidated, Inc.	1,100	215,127

Biotechnology 3.4%
AbbVie, Inc.	13,600	3,487,312
Amgen, Inc.	1,340	576,039
Aurinia Pharmaceuticals, Inc. (Canada)*	25,000	402,750
Exelixis, Inc.*	11,400	622,896
Gilead Sciences, Inc.	15,100	2,209,734
Neurocrine Biosciences, Inc.*	900	138,627
Regeneron Pharmaceuticals, Inc.	1,740	1,390,400
United Therapeutics Corp.*	900	459,342
Vertex Pharmaceuticals, Inc.*	560	304,931

		9,592,031

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  15

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Broadline Retail 5.6%

Amazon.com, Inc.*	60,600	$15,742,062
Dillard’s, Inc. (Class A Stock)	100	62,597

		15,804,659

Building Products 1.5%
Carlisle Cos., Inc.	360	124,769
Carrier Global Corp.	16,000	931,520
Hayward Holdings, Inc.*	18,900	265,545
Johnson Controls International PLC	20,700	2,861,568

		4,183,402

Capital Markets 7.1%
Ameriprise Financial, Inc.	4,520	2,500,057
Bank of New York Mellon Corp. (The)	19,610	3,162,701
Blackrock, Inc.	1,040	1,201,834
Charles Schwab Corp. (The)	31,200	3,426,384
Goldman Sachs Group, Inc. (The)	2,910	2,985,369
Morgan Stanley	10,862	2,317,082
Nasdaq, Inc.	1,500	147,915
Northern Trust Corp.	8,000	1,484,480
Raymond James Financial, Inc.	7,100	1,265,007
SEI Investments Co.	12,100	1,342,858
State Street Corp.	618	118,273
Virtu Financial, Inc. (Class A Stock)	900	59,076

		20,011,036

Chemicals 0.2%
CF Industries Holdings, Inc.	1,600	208,048
Eastman Chemical Co.	5,400	391,176
Mativ Holdings, Inc.	3,200	38,048

		637,272

Commercial Services & Supplies 0.0%
Pitney Bowes, Inc.	1,500	25,695

Communications Equipment 1.1%
Cisco Systems, Inc.	27,700	3,060,573

Construction & Engineering 0.1%
Valmont Industries, Inc.	400	187,864

Consumer Finance 0.7%
Bread Financial Holdings, Inc.	7,100	741,737
PROG Holdings, Inc.	13,600	518,568
SLM Corp.	15,600	405,132
Synchrony Financial	5,500	423,940

		2,089,377

Consumer Staples Distribution & Retail 1.9%
Dollar General Corp.	6,500	823,875
Dollar Tree, Inc.*	4,000	506,360
Kroger Co. (The)	11,400	655,956
Maplebear, Inc.*	4,900	247,548
Sysco Corp.	5,000	405,400
Target Corp.	12,800	2,059,264

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)
Walmart, Inc.	5,256	$551,197
Weis Markets, Inc.	400	28,420

		5,278,020

Containers & Packaging 1.0%
Avery Dennison Corp.	1,800	313,398
Crown Holdings, Inc.	21,100	2,455,829

		2,769,227

Distributors 0.1%
GigaCloud Technology, Inc. (Class A Stock)*	8,200	397,946

Diversified Consumer Services 0.9%
ADT, Inc.	96,800	715,352
Driven Brands Holdings, Inc.*	6,700	83,214
Frontdoor, Inc.*	4,100	331,567
Grand Canyon Education, Inc.*	1,100	162,943
H&R Block, Inc.	10,300	531,995
Perdoceo Education Corp.	18,500	614,940
Strategic Education, Inc.	2,200	182,248

		2,622,259

Diversified Telecommunication Services 2.4%
AT&T, Inc.	116,600	3,018,774
Comcast Corp. (Class A Stock)	57,582	1,532,833
Verizon Communications, Inc.	44,116	2,206,682

		6,758,289

Electric Utilities 2.5%
Duke Energy Corp.	24,700	2,961,777
Edison International	23,000	1,241,540
Eversource Energy	11,900	834,666
Exelon Corp.	3,441	150,441
PG&E Corp.	146,400	1,942,728

		7,131,152

Electrical Equipment 1.7%
Acuity, Inc.	1,080	358,333
AMETEK, Inc.	9,800	2,304,666
Emerson Electric Co.	5,500	838,420
EnerSys	1,600	294,176
nVent Electric PLC	3,300	497,475
Sensata Technologies Holding PLC	9,100	373,373

		4,666,443

Electronic Equipment, Instruments & Components 1.2%
Avnet, Inc.	4,900	438,844
Ingram Micro Holding Corp.	14,900	419,733
Keysight Technologies, Inc.*	2,000	645,400
Kimball Electronics, Inc.*	8,200	193,684
ScanSource, Inc.*	8,800	502,392
TD SYNNEX Corp.	3,900	986,115

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  17

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Teledyne Technologies, Inc.*	120	$73,554
Vontier Corp.	7,700	248,017

		3,507,739

Energy Equipment & Services 0.1%
National Energy Services Reunited Corp.*	5,500	193,105

Entertainment 0.1%
Walt Disney Co. (The)	1,400	150,570

Financial Services 2.7%
Berkshire Hathaway, Inc. (Class B Stock)*	9,038	4,555,423
Enact Holdings, Inc.	10,800	520,560
MGIC Investment Corp.	70,100	2,148,565
PayPal Holdings, Inc.	3,200	168,528
Radian Group, Inc.	3,600	129,096

		7,522,172

Food Products 0.8%
Archer-Daniels-Midland Co.	9,600	780,384
Darling Ingredients, Inc.*	8,600	569,922
J.M. Smucker Co. (The)	4,900	642,684
Mondelez International, Inc. (Class A Stock)	2,700	167,589

		2,160,579

Gas Utilities 0.2%
National Fuel Gas Co.	5,700	473,442

Ground Transportation 0.6%
CSX Corp.	8,700	439,437
J.B. Hunt Transport Services, Inc.	600	159,282
Uber Technologies, Inc.*	9,300	703,545
Union Pacific Corp.	1,500	451,005

		1,753,269

Health Care Equipment & Supplies 0.3%
Abbott Laboratories	3,100	342,116
Edwards Lifesciences Corp.*	1,000	90,750
Solventum Corp.*	4,200	382,452

		815,318

Health Care Providers & Services 3.7%
Aveanna Healthcare Holdings, Inc.*	12,300	165,066
Cardinal Health, Inc.	3,300	774,246
Cigna Group (The)	7,480	2,065,078
CVS Health Corp.	16,100	1,511,951
DaVita, Inc.*	600	105,606
Elevance Health, Inc.	1,920	753,677
HCA Healthcare, Inc.	820	339,849
McKesson Corp.	360	318,715
Tenet Healthcare Corp.*	4,000	1,063,640
UnitedHealth Group, Inc.	8,600	3,348,926

		10,446,754

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care REITs 0.1%
Omega Healthcare Investors, Inc.	8,800	$402,336

Hotel & Resort REITs 1.0%
Apple Hospitality REIT, Inc.	39,600	631,620
DiamondRock Hospitality Co.	7,400	91,094
Host Hotels & Resorts, Inc.	101,700	2,230,281

		2,952,995

Hotels, Restaurants & Leisure 0.7%
Boyd Gaming Corp.	2,500	193,975
Churchill Downs, Inc.	9,900	866,052
El Pollo Loco Holdings, Inc.*	21,100	322,197
Travel + Leisure Co.	8,300	570,708

		1,952,932

Household Products 0.1%
Central Garden & Pet Co. (Class A Stock)*	8,400	312,564

Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	2,400	329,688

Industrial Conglomerates 0.5%
3M Co.	7,700	1,323,091

Insurance 4.4%
Allstate Corp. (The)	11,900	3,067,820
American International Group, Inc.	33,600	2,565,696
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)	20,300	713,748
Hartford Insurance Group, Inc. (The)	3,300	453,354
Mercury General Corp.	1,300	132,548
Reinsurance Group of America, Inc.	300	73,812
RenaissanceRe Holdings Ltd. (Bermuda)	4,900	1,605,436
SiriusPoint Ltd.*	1,000	24,190
Slide Insurance Holdings, Inc.	18,600	432,450
Travelers Cos., Inc. (The)	8,440	3,088,449
Universal Insurance Holdings, Inc.	4,500	193,410

		12,350,913

Interactive Media & Services 0.5%
Match Group, Inc.	16,000	650,400
Meta Platforms, Inc. (Class A Stock)	960	549,446
Taboola.com Ltd. (Israel)*	66,400	247,672

		1,447,518

IT Services 1.1%
Amdocs Ltd.	10,600	668,436
Cognizant Technology Solutions Corp. (Class A Stock)	19,800	1,278,684
GoDaddy, Inc. (Class A Stock)*	5,100	499,188
Information Services Group, Inc.	33,300	170,496
International Business Machines Corp.	700	163,709
Twilio, Inc. (Class A Stock)*	900	212,067

		2,992,580

Leisure Products 0.1%
Hasbro, Inc.	4,200	395,220

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  19

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	3,100	$476,036
Illumina, Inc.*	2,100	448,623
IQVIA Holdings, Inc.*	2,500	652,975
Sotera Health Co.*	8,100	153,090
Thermo Fisher Scientific, Inc.	4,160	2,567,136
West Pharmaceutical Services, Inc.	800	272,888

		4,570,748

Machinery 2.7%
Dover Corp.	4,300	835,189
Fortive Corp.	17,300	1,017,932
IDEX Corp.	2,300	525,872
Lincoln Electric Holdings, Inc.	520	146,240
Mueller Industries, Inc.	19,600	1,223,236
Nordson Corp.	5,320	1,711,550
Parker-Hannifin Corp.	540	528,898
Stanley Black & Decker, Inc.	3,400	327,658
Toro Co. (The)	12,100	1,183,501

		7,500,076

Marine Transportation 0.2%
Costamare, Inc. (Monaco)	34,200	522,576

Media 0.0%
Fox Corp. (Class B Stock)	2,500	150,550

Metals & Mining 1.1%
Anglogold Ashanti PLC (Australia)	1,700	190,944
Kaiser Aluminum Corp.	700	111,146
Newmont Corp.	16,800	2,117,808
Nucor Corp.	3,000	748,920

		3,168,818

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Adamas Trust, Inc.	71,200	693,488
TPG Mortgage Investment Trust, Inc.	68,600	461,678

		1,155,166

Oil, Gas & Consumable Fuels 6.1%
APA Corp.	13,700	591,155
Chevron Corp.	8,038	1,656,953
ConocoPhillips	16,315	2,161,574
EOG Resources, Inc.	15,000	2,174,400
ExxonMobil Holdings Corp.	14,971	2,409,583
HF Sinclair Corp.	12,000	1,219,320
Marathon Petroleum Corp.	2,900	1,082,628
Occidental Petroleum Corp.	14,900	896,682
PBF Energy, Inc. (Class A Stock)	4,200	306,558
Phillips 66	11,800	2,909,644
Teekay Tankers Ltd. (Canada) (Class A Stock)	1,800	161,352
Valero Energy Corp.	4,700	1,686,924
World Kinect Corp.	700	25,025

		17,281,798

Passenger Airlines 0.5%
Delta Air Lines, Inc.	3,700	288,600

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines (cont’d.)
SkyWest, Inc.*	2,900	$274,514
Southwest Airlines Co.	8,300	319,799
United Airlines Holdings, Inc.*	5,100	550,749

		1,433,662

Personal Care Products 0.1%
Nature’s Sunshine Products, Inc.*	11,800	166,970

Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	53,100	3,547,611
Elanco Animal Health, Inc.*	6,200	148,304
Harmony Biosciences Holdings, Inc.*	2,200	86,636
Indivior Pharmaceuticals, Inc.*	9,000	314,370
Jazz Pharmaceuticals PLC*	1,900	476,292
Johnson & Johnson	27,120	7,209,852
Merck & Co., Inc.	11,700	1,728,792
Pfizer, Inc.	111,586	3,175,738
Viatris, Inc.	7,900	130,429

		16,818,024

Professional Services 1.2%
ExlService Holdings, Inc.*	19,700	750,176
Genpact Ltd.	41,300	1,568,574
IBEX Holdings Ltd.*	25,400	976,884

		3,295,634

Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	1,200	174,972
Jones Lang LaSalle, Inc.*	2,560	936,627

		1,111,599

Retail REITs 0.0%
CBL & Associates Properties, Inc.	1,200	65,628

Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	7,860	2,846,420
Applied Materials, Inc.	260	119,181
Cirrus Logic, Inc.*	5,300	580,403
GLOBALFOUNDRIES, Inc.	4,300	192,167
Intel Corp.*	24,800	2,219,848
Kulicke & Soffa Industries, Inc. (Singapore)	3,900	312,234
Microchip Technology, Inc.	1,100	80,795
Micron Technology, Inc.	1,120	1,073,778
MKS, Inc.	2,200	563,728
NVIDIA Corp.	1,300	287,014
ON Semiconductor Corp.*	2,500	185,225
QUALCOMM, Inc.	4,300	733,064
Texas Instruments, Inc.	2,700	704,457

		9,898,314

Software 7.9%
Adobe, Inc.*	6,540	1,914,847
Autodesk, Inc.*	2,000	517,060
CCC Intelligent Solutions Holdings, Inc.*	4,400	32,824
Consensus Cloud Solutions, Inc.*	12,900	493,425
Docusign, Inc.*	3,700	245,199

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  21

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
Dropbox, Inc. (Class A Stock)*	7,400	$260,406
eGain Corp.*	24,000	179,040
Freshworks, Inc. (Class A Stock)*	6,300	87,696
Gen Digital, Inc.	34,400	1,066,400
Intuit, Inc.	280	100,604
Microsoft Corp.	24,880	12,621,375
Nutanix, Inc. (Class A Stock)*	1,900	130,283
RingCentral, Inc. (Class A Stock)	7,200	501,264
Roper Technologies, Inc.	320	135,885
Salesforce, Inc.	12,400	3,193,496
Teradata Corp.*	8,600	249,400
Zoom Communications, Inc.*	6,100	589,748

		22,318,952

Specialized REITs 1.9%
American Tower Corp.	11,100	1,950,270
Millrose Properties, Inc.	25,600	778,752
VICI Properties, Inc.	99,200	2,544,480

		5,273,502

Specialty Retail 1.3%
Bath & Body Works, Inc.	21,100	406,175
Best Buy Co., Inc.	5,700	456,855
Gap, Inc. (The)	9,000	200,790
Ross Stores, Inc.	7,300	1,668,342
TJX Cos., Inc. (The)	2,600	348,166
Urban Outfitters, Inc.*	7,200	580,968

		3,661,296

Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	46,780	14,822,243
Dell Technologies, Inc. (Class C Stock)	2,700	1,231,227
Hewlett Packard Enterprise Co.	13,500	705,240
HP, Inc.	12,200	366,244
NetApp, Inc.	2,100	389,109
Sandisk Corp.*	220	344,674
Western Digital Corp.	200	90,110

		17,948,847

Textiles, Apparel & Luxury Goods 0.4%
Columbia Sportswear Co.	2,400	137,760
Crocs, Inc.*	5,300	638,014
Deckers Outdoor Corp.*	2,600	226,408

		1,002,182

Tobacco 0.8%
Altria Group, Inc.	33,300	2,280,384

Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc.	640	207,347
United Rentals, Inc.	840	871,920

		1,079,267

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.	5,800	$1,046,552

TOTAL COMMON STOCKS (cost $221,180,814)		278,196,769

UNAFFILIATED EXCHANGE-TRADED FUND 0.3%
iShares Russell 1000 Value ETF (cost $755,382)	3,255	836,242

TOTAL LONG-TERM INVESTMENTS (cost $221,936,196)		279,033,011

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $2,605,704)(wb)	2,605,704	2,605,704

TOTAL INVESTMENTS 100.0% (cost $224,541,900)		281,638,715
Other assets in excess of liabilities 0.0%		22,956

NET ASSETS 100.0%		$281,661,671

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,036,318	$—	$—
Air Freight & Logistics	1,308,673	—	—
Automobile Components	303,950	—	—
Automobiles	590,356	—	—
Banks	11,293,770	—	—
Beverages	215,127	—	—
Biotechnology	9,592,031	—	—
Broadline Retail	15,804,659	—	—
Building Products	4,183,402	—	—
Capital Markets	20,011,036	—	—
Chemicals	637,272	—	—
Commercial Services & Supplies	25,695	—	—
Communications Equipment	3,060,573	—	—
Construction & Engineering	187,864	—	—
Consumer Finance	2,089,377	—	—
Consumer Staples Distribution & Retail	5,278,020	—	—
Containers & Packaging	2,769,227	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  23

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Distributors	$397,946	$—	$—
Diversified Consumer Services	2,622,259	—	—
Diversified Telecommunication Services	6,758,289	—	—
Electric Utilities	7,131,152	—	—
Electrical Equipment	4,666,443	—	—
Electronic Equipment, Instruments & Components	3,507,739	—	—
Energy Equipment & Services	193,105	—	—
Entertainment	150,570	—	—
Financial Services	7,522,172	—	—
Food Products	2,160,579	—	—
Gas Utilities	473,442	—	—
Ground Transportation	1,753,269	—	—
Health Care Equipment & Supplies	815,318	—	—
Health Care Providers & Services	10,446,754	—	—
Health Care REITs	402,336	—	—
Hotel & Resort REITs	2,952,995	—	—
Hotels, Restaurants & Leisure	1,952,932	—	—
Household Products	312,564	—	—
Independent Power & Renewable Electricity Producers	329,688	—	—
Industrial Conglomerates	1,323,091	—	—
Insurance . . .	12,350,913	—	—
Interactive Media & Services	1,447,518	—	—
IT Services	2,992,580	—	—
Leisure Products	395,220	—	—
Life Sciences Tools & Services	4,570,748	—	—
Machinery	7,500,076	—	—
Marine Transportation	522,576	—	—
Media	150,550	—	—
Metals & Mining	3,168,818	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,155,166	—	—
Oil, Gas & Consumable Fuels	17,281,798	—	—
Passenger Airlines	1,433,662	—	—
Personal Care Products	166,970	—	—
Pharmaceuticals	16,818,024	—	—
Professional Services	3,295,634	—	—
Real Estate Management & Development	1,111,599	—	—
Retail REITs	65,628	—	—
Semiconductors & Semiconductor Equipment	9,898,314	—	—
Software	22,318,952	—	—
Specialized REITs	5,273,502	—	—
Specialty Retail	3,661,296	—	—
Technology Hardware, Storage & Peripherals	17,948,847	—	—
Textiles, Apparel & Luxury Goods	1,002,182	—	—
Tobacco	2,280,384	—	—
Trading Companies & Distributors	1,079,267	—	—
Wireless Telecommunication Services	1,046,552	—	—
Unaffiliated Exchange-Traded Fund	836,242	—	—
Short-Term Investment
Affiliated Mutual Fund	2,605,704	—	—

Total	$281,638,715	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2026 were as follows:

Software	7.9%
Capital Markets	7.1
Technology Hardware, Storage & Peripherals	6.4
Oil, Gas & Consumable Fuels	6.1

Pharmaceuticals	6.0%
Broadline Retail	5.6
Insurance	4.4
Banks	4.0

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Industry Classification (continued):

Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5
Biotechnology	3.4
Financial Services	2.7
Machinery	2.7
Electric Utilities	2.5
Diversified Telecommunication Services	2.4
Aerospace & Defense	2.1
Consumer Staples Distribution & Retail	1.9
Specialized REITs	1.9
Electrical Equipment	1.7
Life Sciences Tools & Services	1.6
Building Products	1.5
Specialty Retail	1.3
Electronic Equipment, Instruments & Components	1.2
Professional Services	1.2
Metals & Mining	1.1
Communications Equipment	1.1
IT Services	1.1
Hotel & Resort REITs	1.0
Containers & Packaging	1.0
Diversified Consumer Services	0.9
Affiliated Mutual Fund	0.9
Tobacco	0.8
Food Products	0.8
Consumer Finance	0.7
Hotels, Restaurants & Leisure	0.7
Ground Transportation	0.6
Interactive Media & Services	0.5
Passenger Airlines	0.5
Industrial Conglomerates	0.5
Air Freight & Logistics	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.4

Real Estate Management & Development	0.4%
Trading Companies & Distributors	0.4
Wireless Telecommunication Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Unaffiliated Exchange-Traded Fund	0.3
Health Care Equipment & Supplies	0.3
Chemicals	0.2
Automobiles	0.2
Marine Transportation	0.2
Gas Utilities	0.2
Health Care REITs	0.1
Distributors	0.1
Leisure Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Household Products	0.1
Automobile Components	0.1
Beverages	0.1
Energy Equipment & Services	0.1
Construction & Engineering	0.1
Personal Care Products	0.1
Entertainment	0.1
Media	0.0	*
Retail REITs	0.0	*
Commercial Services & Supplies	0.0	*

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  25

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $221,936,196)	$279,033,011
Affiliated investments (cost $2,605,704)	2,605,704
Dividends receivable	302,552
Receivable for Fund shares sold	164,903
Prepaid expenses	793

Total Assets	282,106,963

Liabilities
Management fee payable	146,918
Payable for Fund shares purchased	97,208
Distribution fee payable	86,820
Transfer agent’s fees and expenses payable	43,801
Accrued expenses and other liabilities	19,403
Custodian and accounting fees payable	18,804
Commitment fee payable	14,157
Audit fee payable	13,975
Trustees’ fees payable	2,701
Affiliated transfer agent fee payable	1,505

Total Liabilities	445,292

Net Assets	$281,661,671

Net assets were comprised of:
Shares of beneficial interest, at par	$18,538
Paid-in capital in excess of par	171,365,334
Total distributable earnings (loss)	110,277,799

Net assets, August 31, 2026	$281,661,671

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2026

Class A
Net asset value and redemption price per share, ($43,808,833 ÷ 3,004,500 shares of beneficial interest issued and outstanding)	$14.58
Maximum sales charge (5.50% of offering price)	0.85

Maximum offering price to public	$15.43

Class C
Net asset value, offering price and redemption price per share, ($1,817,141 ÷ 149,073 shares of beneficial interest issued and outstanding)	$12.19

Class R
Net asset value, offering price and redemption price per share, ($178,485,035 ÷ 11,646,221 shares of beneficial interest issued and outstanding)	$15.33

Class Z
Net asset value, offering price and redemption price per share, ($55,428,521 ÷ 3,599,989 shares of beneficial interest issued and outstanding)	$15.40

Class R6
Net asset value, offering price and redemption price per share, ($2,122,141 ÷ 137,988 shares of beneficial interest issued and outstanding)	$15.38

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  27

PGIM Quant Solutions Large-Cap Value Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $198 foreign withholding tax)	$2,524,437
Affiliated dividend income	10,344
Affiliated income from securities lending, net	40

Total income	2,534,821

Expenses
Management fee	1,020,829
Distribution fee(a)	706,574
Transfer agent’s fees and expenses (including affiliated expense of $5,024)(a)	134,150
Custodian and accounting fees	27,157
Registration fees(a)	23,521
Professional fees	17,968
Shareholders’ reports	16,338
Audit fee	13,975
Trustees’ fees	6,361
Miscellaneous	34,216

Total expenses	2,001,089
Less: Fee waiver and/or expense reimbursement(a)	(228,359)
Distribution fee waiver(a)	(222,677)

Net expenses	1,550,053

Net investment income (loss)	984,768

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(1))	41,601,064
Net change in unrealized appreciation (depreciation) on investments	(3,436,317)

Net gain (loss) on investment transactions	38,164,747

Net Increase (Decrease) In Net Assets Resulting From Operations	$39,149,515

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	59,567	8,760	638,247	—	—
Transfer agent’s fees and expenses	19,067	1,848	101,458	11,386	391
Registration fees	7,954	4,518	3,233	3,404	4,412
Fee waiver and/or expense reimbursement	(30,485)	(4,155)	(153,670)	(34,333)	(5,716)
Distribution fee waiver	(9,928)	—	(212,749)	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2026	Year Ended February 28, 2026

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$984,768	$2,433,299
Net realized gain (loss) on investment transactions	41,601,064	35,278,220
Net change in unrealized appreciation (depreciation) on investments	(3,436,317)	7,746,492

Net increase (decrease) in net assets resulting from operations	39,149,515	45,458,011

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(5,564,274)
Class C	—	(295,551)
Class R	—	(23,598,788)
Class Z	—	(6,013,538)
Class R6	—	(292,954)

	—	(35,765,105)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	13,055,637	9,707,661
Net asset value of shares issued in reinvestment of dividends and distributions	—	35,666,482
Cost of shares purchased	(25,077,447)	(59,108,472)

Net increase (decrease) in net assets from Fund share transactions	(12,021,810)	(13,734,329)

Total increase (decrease)	27,127,705	(4,041,423)

Net Assets:

Beginning of period	254,533,966	258,575,389

End of period	$281,661,671	$254,533,966

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  29

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
			2026	2025		2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.50		$12.19	$12.61		$12.15	$13.86	$12.74
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.17		0.22	0.21	0.20
Net realized and unrealized gain (loss) on investment transactions	2.02		2.20	1.53		0.69	(0.72)	2.21
Total from investment operations	2.08		2.33	1.70		0.91	(0.51)	2.41
Less Dividends and Distributions:
Dividends from net investment income	-		(0.18)	(0.40)		(0.13)	(0.23)	(0.24)
Distributions from net realized gains	-		(1.84)	(1.72)		(0.32)	(0.97)	(1.05)
Total dividends and distributions	-		(2.02)	(2.12)		(0.45)	(1.20)	(1.29)
Net asset value, end of period	$14.58		$12.50	$12.19		$12.61	$12.15	$13.86
Total Return(b):	16.64%		20.36%	13.55%		7.66%	(3.63)%	19.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,809		$37,055	$39,788		$37,602	$37,826	$38,102
Average net assets (000)	$39,388		$37,322	$39,088		$35,169	$37,739	$36,266
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)	1.11%	1.11	%(e)	1.12%	1.12%	1.12%
Expenses before waivers and/or expense reimbursement	1.31	%(d)	1.33%	1.31%		1.34%	1.34%	1.34%
Net investment income (loss)	0.84	%(d)	1.09%	1.32%		1.86%	1.62%	1.39%
Portfolio turnover rate(f)	66%		107%	96%		81%	96%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
			2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.51		$10.54	$11.16	$10.81	$12.48	$11.59
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	0.01	0.04	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investment transactions	1.69		1.87	1.34	0.60	(0.65)	2.00
Total from investment operations	1.68		1.88	1.38	0.69	(0.58)	2.06
Less Dividends and Distributions:
Dividends from net investment income	-		(0.07)	(0.28)	(0.02)	(0.12)	(0.12)
Distributions from net realized gains	-		(1.84)	(1.72)	(0.32)	(0.97)	(1.05)
Total dividends and distributions	-		(1.91)	(2.00)	(0.34)	(1.09)	(1.17)
Net asset value, end of period	$12.19		$10.51	$10.54	$11.16	$10.81	$12.48
Total Return(c):	16.10%		19.02%	12.54%	6.50%	(4.60)%	17.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,817		$1,767	$2,008	$2,425	$3,700	$3,977
Average net assets (000)	$1,738		$1,829	$2,257	$2,845	$3,753	$3,661
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.13	%(e)	2.13%	2.13%	2.16%	2.14%	2.09%
Expenses before waivers and/or expense reimbursement	2.60	%(e)	2.52%	2.46%	2.37%	2.31%	2.26%
Net investment income (loss)	(0.17	)%(e)	0.07%	0.32%	0.83%	0.59%	0.44%
Portfolio turnover rate(f)	66%		107%	96%	81%	96%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  31

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
			2026	2025		2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.15		$12.73	$13.09		$12.60	$14.32	$13.13
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.11	0.15		0.20	0.19	0.17
Net realized and unrealized gain (loss) on investment transactions	2.13		2.30	1.58		0.71	(0.74)	2.27
Total from investment operations	2.18		2.41	1.73		0.91	(0.55)	2.44
Less Dividends and Distributions:
Dividends from net investment income	-		(0.15)	(0.37)		(0.10)	(0.20)	(0.20)
Distributions from net realized gains	-		(1.84)	(1.72)		(0.32)	(0.97)	(1.05)
Total dividends and distributions	-		(1.99)	(2.09)		(0.42)	(1.17)	(1.25)
Net asset value, end of period	$15.33		$13.15	$12.73		$13.09	$12.60	$14.32
Total Return(b):	16.58%		20.02%	13.36%		7.41%	(3.79)%	18.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$178,485		$171,027	$172,034		$176,559	$173,940	$234,737
Average net assets (000)	$168,812		$163,478	$177,754		$171,600	$189,944	$241,292
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.32	%(d)	1.32%	1.32	%(e)	1.33%	1.33%	1.33%
Expenses before waivers and/or expense reimbursement	1.75	%(d)	1.75%	1.75%		1.75%	1.75%	1.75%
Net investment income (loss)	0.64	%(d)	0.87%	1.11%		1.65%	1.39%	1.19%
Portfolio turnover rate(f)	66%		107%	96%		81%	96%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
			2026	2025		2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.18		$12.75	$13.10		$12.60	$14.33	$13.13
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.22		0.27	0.26	0.25
Net realized and unrealized gain (loss) on investment transactions	2.14		2.31	1.59		0.72	(0.75)	2.28
Total from investment operations	2.22		2.49	1.81		0.99	(0.49)	2.53
Less Dividends and Distributions:
Dividends from net investment income	-		(0.22)	(0.44)		(0.17)	(0.27)	(0.28)
Distributions from net realized gains	-		(1.84)	(1.72)		(0.32)	(0.97)	(1.05)
Total dividends and distributions	-		(2.06)	(2.16)		(0.49)	(1.24)	(1.33)
Net asset value, end of period	$15.40		$13.18	$12.75		$13.10	$12.60	$14.33
Total Return(b):	16.84%		20.67%	13.99%		8.03%	(3.34)%	19.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,429		$42,535	$42,067		$42,356	$46,000	$55,747
Average net assets (000)	$44,326		$41,016	$42,833		$41,869	$49,467	$71,101
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.79%	0.79	%(e)	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.94	%(d)	0.95%	0.95%		0.95%	0.95%	0.96%
Net investment income (loss)	1.17	%(d)	1.40%	1.64%		2.18%	1.93%	1.69%
Portfolio turnover rate(f)	66%		107%	96%		81%	96%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  33

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
			2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.17		$12.73	$13.08	$12.59	$14.32	$13.13
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.25	0.27	0.28	0.21
Net realized and unrealized gain (loss) on investment transactions	2.13		2.32	1.56	0.71	(0.77)	2.31
Total from investment operations	2.21		2.50	1.81	0.98	(0.49)	2.52
Less Dividends and Distributions:
Dividends from net investment income	-		(0.22)	(0.44)	(0.17)	(0.27)	(0.28)
Distributions from net realized gains	-		(1.84)	(1.72)	(0.32)	(0.97)	(1.05)
Total dividends and distributions	-		(2.06)	(2.16)	(0.49)	(1.24)	(1.33)
Net asset value, end of period	$15.38		$13.17	$12.73	$13.08	$12.59	$14.32
Total Return(b):	16.87%		20.69%	14.01%	7.96%	(3.34)%	19.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,122		$2,150	$2,678	$55,285	$35,302	$36,200
Average net assets (000)	$2,068		$2,118	$33,036	$47,186	$49,222	$13,569
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.79%	0.79%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.34	%(d)	1.32%	0.90%	0.90%	0.90%	0.98%
Net investment income (loss)	1.18	%(d)	1.41%	1.84%	2.18%	2.07%	1.37%
Portfolio turnover rate(e)	66%		107%	96%	81%	96%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 101.8%

ASSET-BACKED SECURITIES 14.1%

Automobiles 0.1%
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971%	07/29/32		214	$213,936
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,221,816

					1,435,752

Collateralized Loan Obligations 9.3%
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-25A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.603(c)	01/15/38		6,000	6,022,920
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.051(c)	03/15/32	EUR	8,250	9,583,102
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	9,912,732
CBAMR Ltd.,
Series 2017-03AR, Class BR2, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.317(c)	07/17/39		6,000	6,016,862
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.429(c)	01/20/38		5,750	5,772,455
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.181(c)	10/15/34	EUR	9,000	10,447,147
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.131(c)	07/15/32	EUR	8,050	9,357,231
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.329(c)	03/25/38		4,000	4,014,882
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.979(c)	01/20/38		5,150	5,193,377
Monument CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.712(c)	09/20/40	EUR	5,900	6,853,207
Nassau Euro CLO DAC (Ireland),
Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.372(c)	04/25/39	EUR	5,500	6,385,987
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2019-03AR, Class BR3, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.287(c)	10/24/39		7,000	7,000,000
Regatta Funding Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.553(c)	10/15/37		5,500	5,510,231
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	9,393,041
St. Paul’s CLO DAC (Ireland),
Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	10,373,483
Tikehau CLO DAC (Ireland),
Series 09A, Class B1R, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.485(c)	01/20/37	EUR	9,500	11,045,681

					122,882,338

Consumer Loans 0.7%
Affirm Master Trust,
Series 2026-01A, Class E, 144A	6.430	02/15/34		5,000	4,967,364
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540	03/19/35		1,000	1,002,599
OneMain Financial Issuance Trust,
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,658,654

					8,628,617

Credit Cards 0.2%
CCI GPCC JV SPE III LLC,
Series 2026-01A, Class A, 144A	5.960	06/16/36		2,200	2,196,477

See Notes to Financial Statements.

PGIM Strategic Bond Fund  35

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Equipment 0.6%
Lmdv Issuer Co. LLC,
Series 2026-01A, Class C, 144A	7.570%	07/17/56		1,000	$1,000,937
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class C, 144A	7.830	08/20/55		2,000	2,024,873
Series 2025-04A, Class C, 144A	7.112	12/20/55		1,900	1,882,876
Series 2026-01A, Class C, 144A	7.100	04/20/56		1,200	1,190,111
Post Road Equipment Finance LLC,
Series 2026-01A, Class E, 144A	7.700	01/17/34		2,300	2,354,145

					8,452,942

Home Equity Loans 0.3%
JPMorgan Mortgage Trust,
Series 2026-ACES01, Class M1, 144A	5.609(cc)	04/25/66		2,000	1,956,296
Towd Point Mortgage Trust,
Series 2025-CES01, Class M2B, 144A	6.872(cc)	02/25/55		2,200	2,200,074

					4,156,370

Other 2.2%
ALLO Issuer LLC,
Series 2026-01A, Class C, 144A	7.456	06/20/56		5,000	4,990,304
BCREDPP,
Series 2025^	6.540	06/11/32		2,900	2,856,003
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	6.843(c)	08/25/34		540	540,930
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC,
Series 2025-04A, Class C, 144A	8.098	12/20/55		3,900	3,939,561
GoodLeap Sustainable Home Solutions Trust,
Series 2024-01GS, Class A, 144A	6.250	06/20/57		651	621,775
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41		1,800	1,724,145
Kinetic ABS Issuer LLC,
Series 2026-01A, Class C, 144A	7.653	02/25/56		4,000	4,020,182
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.543(c)	04/25/34		613	614,296
Oryx Funding LLC,
Series 2026-01A, Class A2, 144A	6.299	06/05/56		2,500	2,474,858
PK Alift Loan Funding 9 LP,
Series 2026-02, Class D, 144A	6.285	02/15/44		1,500	1,487,369
PMT Issuer Trust — FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27		2,000	2,016,396
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.343(c)	11/25/31		69	69,204
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40		345	359,175
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990	04/30/60		932	922,297
Sunrun Prometheus Issuer LLC,
Series 2026-01A, Class A1, 144A	6.300	08/01/61		1,995	1,944,536

					28,581,031

Residential Mortgage-Backed Securities 0.7%
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.524(c)	11/25/60	EUR	22	25,685
PRET LLC,
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		3,093	3,094,970
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		1,278	1,277,587
Series 2026-NPL05, Class A1, 144A	5.710(cc)	04/25/56		2,435	2,425,430

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2025-HE02, Class A2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.343%(c)	09/25/65		2,600	$2,609,509

					9,433,181

Student Loan 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000	10/25/48		299	172,205

TOTAL ASSET-BACKED SECURITIES (cost $185,919,949)					185,938,913

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.2%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.203(cc)	05/15/35		4,900	4,164,951
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		5,000	3,934,150
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		100	74,683
Aesir European Loan Conduit DAC (Ireland),
Series 41A, Class D, 144A, SONIA + 2.400% (Cap N/A, Floor 0.000%)	6.148(c)	01/23/36	GBP	2,800	3,774,845
Arena Finance Securities Designated Activity Co. (United Kingdom),
Series 2026-01A, Class E, 144A, SONIA + 5.950% (Cap N/A, Floor 0.000%)	9.703(c)	08/18/36	GBP	1,000	1,338,799
ARES Commercial Mortgage Trust,
Series 2026-AZURE, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.539(c)	03/15/38		1,500	1,503,689
Series 2026-AZURE, Class D, 144A, 1 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	5.989(c)	03/15/38		1,950	1,950,000
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.739(c)	04/15/42		1,130	1,131,413
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.189(c)	04/15/42		1,060	1,061,325
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56		11,949	683,495
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56		10,349	653,540
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		250	230,128
Series 2019-C04, Class XB, IO	1.244(cc)	08/15/52		43,170	1,231,908
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	3.205(cc)	01/10/57		13,473	805,937
BFLD Mortgage Trust,
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.328(c)	07/15/39		1,205	1,206,583
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.889(c)	03/15/42		1,411	1,411,227
BMO Mortgage Trust,
Series 2024-05C04, Class XD, IO, 144A	3.001(cc)	05/15/57		16,130	962,596
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39		2,240	2,259,896
BPR Trust,
Series 2023-BRK02, Class C, 144A(x)	8.630(cc)	10/05/38		1,500	1,536,746
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.019(c)	08/15/42		1,227	1,229,683
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.329(c)	04/15/40		989	988,714
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.039(c)	02/15/43		3,550	3,558,875
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.639(c)	02/15/35		2,110	2,109,983
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.632(c)	03/15/30		1,812	1,812,235
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	6.939(c)	06/15/35		1,040	1,033,599
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44		600	615,386
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44		1,900	36,051
DBMS DAC (United Kingdom),
Series 2025-01A, Class D, 144A, SONIA + 2.650% (Cap N/A, Floor 0.000%)	6.398(c)	02/18/36	GBP	4,300	5,841,546

See Notes to Financial Statements.

PGIM Strategic Bond Fund  37

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Durst Commercial Mortgage Trust,
Series 2025-151, Class A, 144A	5.317%(cc)	08/10/42	4,500	$4,477,533
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class X1, IO	0.854(cc)	06/25/27	6,577	21,147
Series K103, Class X1, IO	0.749(cc)	11/25/29	143,439	2,533,532
GS Mortgage Securities Corp. Trust,
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.289(c)	11/25/41	2,755	2,745,390
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.551(cc)	01/13/40	1,895	1,921,587
Series 2025-SPRL, Class E, 144A	6.901(cc)	01/13/40	970	986,365
IP Mortgage Trust,
Series 2025-IP, Class A, 144A	5.425(cc)	06/10/42	2,000	1,993,243
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.032(c)	10/15/40	2,300	2,308,071
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.179(c)	02/15/42	2,110	2,112,637
NYC Trust,
Series 2025-77C, Class A, 144A	4.949(cc)	01/10/36	2,300	2,251,676
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41	1,895	1,963,151
SLG Office Trust,
Series 2026-OMA, Class D, 144A	5.986(cc)	04/15/41	1,350	1,337,509
Series 2026-OMA, Class E, 144A	7.188(cc)	04/15/41	2,525	2,520,359
VISTA Commercial Mortgage Trust,
Series 2026-MF19, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.050(c)	09/15/43	3,700	3,700,000
Wells Fargo Commercial Mortgage Trust,
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.930(c)	10/15/41	700	697,011
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.579(c)	10/15/41	1,100	1,091,914
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.989(c)	08/15/42	1,750	1,749,810

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $84,491,196)				81,552,918

CORPORATE BONDS 31.1%

Aerospace & Defense 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	1,027,453
Sr. Unsec’d. Notes	3.950	08/01/59	1,500	1,008,317
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.875	01/15/35	750	743,302
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	595	613,896

				3,392,968

Agriculture 0.0%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	100	94,700

Airlines 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,765	1,762,499
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,654,070
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	695	697,871
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(h)	2.700	11/01/33	325	294,290
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	635	627,485
Gtd. Notes	5.375	03/01/31	540	535,155

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625%	04/15/29		400	$394,078
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30		155	149,700
Sr. Unsec’d. Notes, 144A	8.750	01/15/32		665	674,863
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		2,415	2,464,355

					9,254,366

Apparel 0.1%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		1,250	1,195,185

Auto Manufacturers 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32		875	765,251
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28		550	532,969
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	3.600	06/21/30		1,365	1,292,016
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes	5.250	07/17/29	EUR	1,375	1,628,744
Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	1,350	1,608,593

					5,827,573

Auto Parts & Equipment 0.3%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30		50	51,428
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29		200	204,088
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		3,550	3,561,782

					3,817,298

Banks 3.5%
Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN(a)	3.250(ff)	09/30/31		1,315	1,311,103
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466(ff)	09/23/36		1,185	1,062,596
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		1,605	1,439,497
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		3,045	2,800,742
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		1,200	1,126,657
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		890	848,021
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.894(ff)	11/24/32		1,270	1,122,772
Sr. Unsec’d. Notes	6.224(ff)	05/09/34		1,375	1,419,675
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30		600	585,827
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30		8,950	8,406,626
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	4.656(ff)	01/12/32		2,020	1,962,072
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29		265	260,793
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		1,040	1,029,642

See Notes to Financial Statements.

PGIM Strategic Bond Fund  39

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.619%(ff)	11/06/31		2,865	$2,796,366
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32		700	655,244
Morgan Stanley,
Sr. Unsec’d. Notes	4.555(ff)	04/10/30		775	766,281
Sr. Unsec’d. Notes	4.708(ff)	03/12/32		2,365	2,308,702
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31		2,445	2,260,357
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30		1,590	1,570,984
Sr. Unsec’d. Notes, MTN(h)	2.943(ff)	01/21/33		3,820	3,388,065
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		745	662,630
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		2,580	2,306,908
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	03/01/27(oo)		710	712,761
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		3,660	3,629,512
VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950	10/17/22(d)		2,240	112,000
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41		3,150	2,319,207

					46,865,040

Building Materials 0.3%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(x)	6.125	01/15/29		150	14,406
Griffon Corp.,
Gtd. Notes	5.750	03/01/28		515	515,296
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32		395	399,677
Sr. Unsec’d. Notes, 144A	6.750	03/01/33		85	86,251
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		1,565	1,565,679
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		1,200	1,140,796

					3,722,105

Chemicals 0.7%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		575	530,881
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28(d)		212	121,877
Gtd. Notes, 144A	8.500	01/12/31(d)		5,187	3,114,079
Herens Midco Sarl (Luxembourg),
Gtd. Notes	5.250	05/15/29	EUR	1,270	959,310
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	184,601
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A	6.800	05/13/30		1,560	1,570,518
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33		80	80,609
Sr. Sec’d. Notes, 144A	5.750	08/15/32		135	134,422
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		730	728,538
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30		1,400	1,301,481

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625%	09/30/33		180	$176,745

Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.000	07/15/33	EUR	650	751,556

					9,654,617

Coal 0.1%

Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		1,105	942,486

Commercial Services 0.9%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		625	623,994

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		3,130	3,084,655
Sr. Sec’d. Notes, 144A	4.625	06/01/28		620	609,995

Carrix, Inc.,
Sr. Sec’d. Notes, 144A	6.125	08/01/33		845	844,581

DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		2,495	2,580,115

DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	638,799

Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		720	717,430
Gtd. Notes, 144A(a)	6.000	03/15/34		65	64,092
Gtd. Notes, 144A	7.000	06/15/30		285	294,945
Gtd. Notes, 144A(a)	7.250	06/15/33		120	124,154

United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		2,050	1,880,050

					11,462,810

Computers 0.1%

Gartner, Inc.,
Gtd. Notes, 144A	4.500	07/01/28		350	344,710
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	694,244

					1,038,954

Distribution/Wholesale 0.0%

Core & Main LP,
Gtd. Notes, 144A	6.000	07/01/34		142	141,668

Diversified Financial Services 2.1%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,248,240

Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/31		600	602,340

Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	6.875	05/01/31		470	450,657
Sr. Unsec’d. Notes, 144A	9.250	02/01/29		125	129,133

Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.467(c)	05/31/26(d)		6,293	5,601,043

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.125	04/28/31		350	342,573

Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	2,075	2,854,590

See Notes to Financial Statements.

PGIM Strategic Bond Fund  41

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28		1,800	$1,743,964
Gtd. Notes	4.000	09/15/30		750	692,039

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		1,800	1,717,410
Gtd. Notes, 144A	6.875	05/15/32		625	601,667

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	800,758

Rocket Cos., Inc., Gtd. Notes, 144A	6.125	08/01/31		1,295	1,311,063

Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 3 Month EURIBOR + 5.500%(a)	7.901(c)	12/15/29	EUR	2,475	2,879,666

Stifel Financial Corp.,
Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,252,571

					27,227,714

Electric 2.5%

Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29		295	277,488

CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,503,757

Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	4.625	02/01/29		2,775	2,745,883
Sr. Unsec’d. Notes	5.000	02/01/31		1,175	1,163,882

Eskom Holdings (South Africa), Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,485	2,528,059
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	321,001
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,504	2,626,750

Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes	2.260	12/19/37		323	79,241
Sr. Sec’d. Notes	4.210	12/19/32		760	569,070

Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		607	598,822

NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,051
Gtd. Notes, 144A	3.375	02/15/29		200	190,504
Gtd. Notes, 144A	3.625	02/15/31		3,650	3,362,077
Gtd. Notes, 144A	3.875	02/15/32		1,350	1,235,440
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,265,707
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	238,916

Pacific Gas & Electric Co., Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,510,340

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	1.875	11/05/31	EUR	1,106	1,125,001

PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		100	100,508

Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,960,688

Talen Energy Supply LLC, Gtd. Notes, 144A	6.375	05/01/33		1,350	1,332,717

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,525	1,532,571
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,134,093

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	220,055
Gtd. Notes, 144A	5.000	07/31/27		405	404,798

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375%	11/01/30		1,180	$1,186,911

					33,439,330

Electrical Components & Equipment 0.0%
WESCO Distribution, Inc., Gtd. Notes, 144A	5.250	04/15/31		115	113,385
Gtd. Notes, 144A	5.500	04/15/34		65	63,415
Gtd. Notes, 144A	6.375	03/15/29		205	208,344
Gtd. Notes, 144A	6.625	03/15/32		160	163,876

					549,020

Electronics 0.1%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		665	620,376

Engineering & Construction 0.6%
AECOM, Gtd. Notes, 144A	6.000	08/01/33		95	94,664
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,283,800
Sr. Sec’d. Notes, 144A	5.500	10/31/46		938	801,733
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,142	5,248,283

					8,428,480

Entertainment 1.0%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29		3,275	3,143,185
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		350	345,745
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		1,275	1,245,515
Penn Entertainment, Inc.,
Gtd. Notes, 144A(a)	6.750	04/01/31		1,500	1,504,932
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		2,275	2,278,324
Pinewood Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.375	07/31/32	GBP	2,350	3,195,327
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33		775	786,018

					12,499,046

Environmental Control 0.1%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33		285	284,731
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500	02/01/34		1,075	1,008,365
Gtd. Notes, 144A	5.625	07/01/31		550	536,950
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		70	71,164

					1,901,210

Foods 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	5.500	03/31/31		55	53,297
Gtd. Notes, 144A	5.625	03/31/32		1,440	1,385,923

See Notes to Financial Statements.

PGIM Strategic Bond Fund  43

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, (cont’d.)
Gtd. Notes, 144A	5.750%	03/31/34		90	$84,630
B&G Foods, Inc.,
Gtd. Notes, 144A	11.000	06/15/31		1,320	1,150,129
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	735	842,928
Sr. Sec’d. Notes	8.125	05/14/30	GBP	697	906,658
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	275	315,381
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31		150	139,381
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		900	862,794
Gtd. Notes, 144A	4.375	01/31/32		725	681,865
Pilgrim’s Pride Corp., Gtd. Notes	4.250	04/15/31		2,000	1,906,943

					8,329,929

Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32		1,615	1,682,075

Healthcare-Products 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		2,150	2,081,332

Healthcare-Services 1.2%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	92,390
Gtd. Notes, 144A	4.625	06/01/30		3,300	3,182,314
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,228,672
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,665,398
IQVIA, Inc.,
Gtd. Notes, 144A	4.625	06/15/33	EUR	2,950	3,427,015
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	7.000	05/01/34		610	573,412
Sr. Sec’d. Notes, 144A	9.875	08/15/30		2,050	2,157,615
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30		600	514,504
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		300	292,250
Sr. Sec’d. Notes	4.375	01/15/30		900	871,873
Sr. Sec’d. Notes	4.625	06/15/28		825	818,799
Sr. Sec’d. Notes, 144A	5.500	11/15/32		215	212,352

					16,036,594

Holding Companies-Diversified 0.2%
Clue OpCo LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,771	2,816,355

Home Builders 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		950	920,478
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		825	787,657
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29		3,108	3,154,759

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	1,325	$1,249,584
Gtd. Notes, 144A	6.250	09/15/27	275	274,872
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,151,214
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	550	566,313
KB Home,
Gtd. Notes	4.000	06/15/31	615	571,944
Gtd. Notes	6.875	06/15/27	941	946,594
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	800	796,293
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,439,580
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,909,123
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.125	08/01/30	530	529,121
Gtd. Notes, 144A	5.750	11/15/32	85	86,919

				16,384,451

Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	90	84,543
Sr. Unsec’d. Notes	6.500	06/15/33	225	194,404

				278,947

Household Products/Wares 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	1,475	1,388,411

Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	120	121,688
Sr. Unsec’d. Notes(a)	6.625	05/15/32	75	76,702

				198,390

Insurance 0.1%
Asurion LLC/Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34	465	419,158
Sr. Sec’d. Notes, 144A	8.000	12/31/32	1,225	1,218,775
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	40	34,286

				1,672,219

Internet 0.4%
Alphabet, Inc.,
Sr. Unsec’d. Notes	6.375	08/15/56	250	251,633
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	2,799	2,683,163
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	266	265,994

See Notes to Financial Statements.

PGIM Strategic Bond Fund 45

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500%	03/01/29	1,350	$1,279,939
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	6.200	05/15/46	320	300,475

				4,781,204

Iron/Steel 0.3%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	530	540,282
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	4.625	03/01/29	550	534,953
Gtd. Notes, 144A	6.875	11/01/29	245	248,311
Gtd. Notes, 144A	7.375	05/01/33	160	163,028
Gtd. Notes, 144A	7.500	09/15/31	400	410,818
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	100	98,378
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	90	88,873
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	345	340,452
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	235	229,746
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	944	969,968

				3,624,809

Leisure Time 0.3%
Carnival Corp. Ltd., Gtd. Notes, 144A	4.000	08/01/28	100	97,930
Gtd. Notes, 144A	5.125	05/01/29	300	298,533
Gtd. Notes, 144A	5.750	03/15/30	150	150,859
Gtd. Notes, 144A	5.750	08/01/32	1,570	1,555,455
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	1,100	1,099,245
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	25,187
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,075	1,073,839

				4,301,048

Lodging 0.4%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27	1,020	1,015,943
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	255	245,757
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	2,160	2,155,835
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	1,500	1,488,873
Gtd. Notes	5.500	04/15/27	250	250,489

				5,156,897

Machinery-Construction & Mining 0.1%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	1,645	1,633,313

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%
LSF12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A(a)	7.125%	02/01/33		201	$200,949
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28		900	937,787

					1,138,736

Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375	06/01/29		1,350	1,325,961
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		232	231,700
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.484	10/23/45		50	44,431
CSC Holdings LLC,
Gtd. Notes, 144A(x)	3.375	02/15/31		1,080	561,703
Gtd. Notes, 144A(x)	4.125	12/01/30		200	105,693
Gtd. Notes, 144A(x)	5.375	02/01/28		225	121,938
Gtd. Notes, 144A(x)	5.500	04/15/27		400	231,521
Sr. Unsec’d. Notes, 144A(x)	4.625	12/01/30		475	102,425
Sr. Unsec’d. Notes, 144A(x)	5.750	01/15/30		4,000	847,067
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		200	184,743
Gtd. Notes	7.375	07/01/28(d)		250	246,228
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29		725	783,370
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,425	1,631,589

					6,418,369

Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc., Gtd. Notes, 144A	5.375	03/01/34		350	339,977

Mining 1.4%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		1,050	1,113,993
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		130	132,008
Coeur Mining, Inc.,
Sr. Unsec’d. Notes, 144A	6.875	04/01/32		760	782,852
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36		655	638,692
Gtd. Notes, 144A	7.250	02/15/34		1,795	1,839,910
Gtd. Notes, 144A	8.625	06/01/31		500	520,652
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		820	808,245
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,265	1,300,864
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		105	101,416
Gtd. Notes, 144A	6.375	08/15/33		715	716,870
PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31		75	76,522
Skeena Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.500	04/01/31		2,155	2,276,575

See Notes to Financial Statements.

PGIM Strategic Bond Fund  47

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Vedanta Resources Finance II PLC (India),
Sr. Sec’d. Notes, 144A	7.375%	07/13/34		3,415	$3,418,737
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31		5,000	4,371,240

					18,098,576

Oil & Gas 1.8%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	4.000	01/15/31		150	142,849
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,049,684
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		280	282,480
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30		1,125	1,078,352
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		495	508,589
Gtd. Notes, 144A	8.375	01/15/34		475	501,435
Gtd. Notes, 144A	9.750	10/15/30		600	631,341
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,000	1,016,496
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,232,213
Expand Energy Corp., Gtd. Notes	4.750	02/01/32		575	556,724
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	675,357
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	666,423
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	701,843
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		148	145,462
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		177	174,555
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		148	145,462
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		44	43,639
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	993,022
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes	5.500	04/12/37(d)		1,730	673,079
Gtd. Notes	6.000	05/16/24(d)		3,360	1,347,056
Gtd. Notes	6.000	11/15/26(d)		3,370	1,346,455
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		100	102,326
Gtd. Notes	6.625	06/15/38		63	58,107
Gtd. Notes	6.700	02/16/32		1,297	1,304,408
Gtd. Notes, EMTN	2.750	04/21/27	EUR	424	489,333
Gtd. Notes, MTN	6.750	09/21/47		4,545	3,814,470
Gtd. Notes, MTN	8.750	06/02/29		1,860	1,991,739
SM Energy Co.,
Gtd. Notes, 144A	6.750	08/01/29		975	996,030
Gtd. Notes, 144A	8.625	11/01/30		325	341,000

					24,009,929

Packaging & Containers 0.1%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		620	612,404
Sr. Sec’d. Notes, 144A	6.750	04/15/32		270	263,684

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500%	03/01/29	1,100	$1,048,352

				1,924,440

Pharmaceuticals 0.8%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32	353	366,679
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,350	1,275,726
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	650	600,348
Gtd. Notes, 144A	5.000	02/15/29	650	514,398
Gtd. Notes, 144A	5.250	01/30/30	1,175	836,710
Gtd. Notes, 144A	5.250	02/15/31	4,025	2,576,223
Gtd. Notes, 144A	6.250	02/15/29	50	41,335
Gtd. Notes, 144A	7.000	01/15/28	1,225	1,146,043
Sr. Sec’d. Notes, 144A	4.875	06/01/28	171	163,738
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	25	21,708
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	3,000	2,557,042
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	525	524,695

				10,624,645

Pipelines 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	07/01/34	400	392,516
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,973,253
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,360
Enterprise Products Operating LLC,
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.988(c)	08/16/77	200	199,869
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,249,909
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,146,969
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	2,560	2,592,328
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	186	189,817
Sr. Sec’d. Notes, 144A	6.500	01/15/34	150	155,083
Sr. Sec’d. Notes, 144A	6.500	06/15/34	143	147,961
Sr. Sec’d. Notes, 144A	6.750	01/15/36	500	526,284
Sr. Sec’d. Notes, 144A	7.500	05/01/33	146	158,525
Sr. Sec’d. Notes, 144A	7.750	05/01/35	357	396,553
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	76	65,005

				11,198,432

Real Estate 0.7%
CoreLogic, Inc.,
Sec’d. Notes, 144A	12.000	02/01/32	745	712,195
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	420	431,167
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,873,691

See Notes to Financial Statements.

PGIM Strategic Bond Fund  49

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)
Howard Hughes Corp. (The), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	03/01/32		315	$309,391
Sr. Unsec’d. Notes, 144A	6.125	03/01/34		335	328,876
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		1,950	1,891,193
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31		385	393,915
Gtd. Notes, 144A	7.250	06/01/33		1,095	1,114,972

					9,055,400

Real Estate Investment Trusts (REITs) 0.9%
Brandywine Operating Partnership LP,
Gtd. Notes	4.550	10/01/29		1,050	988,567
Gtd. Notes	6.125	01/15/31		400	388,586
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30		1,590	1,528,966
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		1,825	1,663,969
Sr. Unsec’d. Notes	4.750	02/15/28		1,425	1,394,130
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		500	310,641
Gtd. Notes	5.000	10/15/27		450	442,449
Sr. Sec’d. Notes, 144A	8.500	02/15/32		50	50,684
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29		1,050	1,029,807
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	5.750	03/15/34		225	221,733
Gtd. Notes, 144A	6.250	02/15/35		385	387,016
Gtd. Notes, 144A	6.500	04/01/32		725	737,998
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27		1,800	1,794,846
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.625	12/01/29		285	278,209

					11,217,601

Retail 1.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		1,350	1,273,984
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,845,503
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/31		1,750	1,931,180
CD&R Firefly Bidco PLC (United Kingdom), Sr. Sec’d. Notes	8.625	04/30/29	GBP	4,175	5,828,481
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,855	2,550,006
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		475	465,521
Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	48,753
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	780,085
Gtd. Notes, 144A	3.875	10/01/31		750	688,560
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		550	527,972

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
QXO Building Products, Inc., Gtd. Notes, 144A	6.500%	07/15/31		270	$273,106
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	04/01/32		250	255,920

					16,469,071

Semiconductors 0.0%
MKS, Inc., Gtd. Notes, 144A	4.250	02/15/34	EUR	275	311,070

Software 0.2%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		290	260,202
Gtd. Notes, 144A	9.250	06/01/30		1,650	1,532,662
Gtd. Notes, 144A	9.625	07/15/32		165	145,910
Gtd. Notes, 144A	9.750	10/01/31		765	683,795
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33		120	124,818

					2,747,387

Telecommunications 3.2%
APLD ComputeCo 3 LLC, Sr. Sec’d. Notes, 144A	7.000	06/15/31		835	804,198
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31		1,915	1,917,337
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30		1,275	1,293,131
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31		4,175	3,735,346
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		119	12
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		83	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		1,120	1,164,297
Eutelsat Communications SACA (France),
Gtd. Notes, 144A	5.750	03/15/31	EUR	550	645,103
Gtd. Notes, 144A	6.250	03/15/33	EUR	525	619,225
Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	8.500	04/15/31		2,163	2,266,748
Level 3 Financing, Inc., Gtd. Notes, 144A	7.500	02/15/37		240	237,987
Gtd. Notes, 144A	8.500	01/15/36		1,205	1,259,155
Sr. Sec’d. Notes, 144A	6.875	06/30/33		400	406,459
Sr. Sec’d. Notes, 144A	7.000	03/31/34		815	833,665
Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29		1,000	958,872
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		2,600	2,471,488
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	672,639
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	6.500	05/01/31		1,775	1,644,464
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC,
Sr. Sec’d. Notes, 144A	6.625	09/01/31		825	813,154
Qwest Corp., Gtd. Notes	6.500	09/01/51		1,873	1,416,508

See Notes to Financial Statements.

PGIM Strategic Bond Fund  51

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750%	07/08/32	EUR	400	$435,189
Sr. Unsec’d. Notes	6.375	07/10/33	EUR	1,925	2,114,399
Sopaipilla Investor LLC, Sr. Sec’d. Notes, 144A	7.534	11/30/48		3,125	3,198,065
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,478,023
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		2,145	1,968,292
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	2,174	3
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125	12/31/32		2,700	2,687,292
Sr. Sec’d. Notes, 144A	11.125	12/31/32		1,300	1,293,384
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32		190	194,824
Veon Midco BV (Pakistan),
Gtd. Notes, EMTN	3.375	11/25/27		228	221,748
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		140	146,291
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		1,875	1,949,157
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 7.125% and PIK 1.875%	9.000	09/09/30		1,325	1,316,824

					42,163,279

Transportation 0.2%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		71	72,305
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		2,505	2,481,250

					2,553,555

TOTAL CORPORATE BONDS
(cost $429,873,916)					410,711,387

FLOATING RATE AND OTHER LOANS 2.6%

Auto Parts & Equipment 0.0%
Tenneco, Inc.,
Term A Loan, 2 Month SOFR + 4.850%	8.502(c)	11/17/28		384	383,364

Chemicals 0.1%
Root Bidco Sarl (Portugal),
Facility B4, 3 Month EURIBOR + 5.000%	7.431(c)	09/27/30	EUR	1,425	1,546,246

Consumer Services 0.1%
Constellation Automotive Group Ltd.,
Term Loan, 1 Month SONIA + 5.000%^	8.732(c)	04/03/31		217	293,995
Term Loan, 3 Month EURIBOR + 5.000%^	7.245(c)	04/03/31	EUR	1,233	1,434,272

					1,728,267

Diversified Financial Services 0.3%
Groupe Premium (France), Term B Loan	— (p)	07/31/33		1,800	2,064,655

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services (cont’d.)
HPS Speciality Loan Fund VI GP (Luxembourg), Term Loan, 3 Month SOFR + 2.000%^	5.747%(c)	09/30/34		140	$140,269
Term Loan, 3 Month SOFR + 3.200%^	6.957(c)	09/30/34		496	495,609
HPS Speciality Loan Fund VI IM (Luxembourg), Term Loan, 3 Month SOFR + 2.000%^	5.730(c)	09/29/34		210	210,404
Term Loan, 3 Month SOFR + 3.200%^	6.250(c)	09/29/34		743	743,413

					3,654,350

Education 0.1%
International Schools Partnership (United Kingdom), Facility B5 (USD II), 3 Month SOFR + 4.500%^	8.263(c)	07/06/31		944	931,477

Entertainment 0.2%
AMC Entertainment Holdings, Inc.,
Initial Exchange Term Loan, 1 Month SOFR + 6.000%	9.652(c)	01/04/29		2,743	2,750,559

Healthcare 0.0%
FYI Doctors,
Term Loan^	— (p)	09/17/32		62	44,908
Term Loan^	— (p)	09/15/33		124	89,816
Term Loan^	— (p)	09/17/33		373	269,449

					404,173

Insurance 0.0%
Asurion LLC, New B-14 Term Loan, 3 Month SOFR + 3.750%	7.573(c)	02/23/33		684	654,760

Internet 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan	12.000	01/03/28		169	27,630

Leisure Time 0.1%
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.096(c)	01/30/32	EUR	1,025	1,184,404
Invited, Inc.,
Closing Date Term B Loan, 1 Month SOFR + 5.250%^	8.936(c)	06/09/32		419	418,819

					1,603,223

Media 0.5%
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 5.114%	8.801(c)	09/25/29		7,154	6,291,652

Metal Fabricate/Hardware 0.0%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.232(c)	04/23/30		293	292,969

Pharmaceuticals 0.1%
Anewhealth,
Term Loan^	— (p)	06/23/33		343	342,579
Term Loan^	— (p)	06/23/33		40	40,304
Golden State Buyer, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.956(c)	03/31/31		399	395,950

					778,833

See Notes to Financial Statements.

PGIM Strategic Bond Fund  53

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Real Estate 0.1%
Domain Greenbough Partner 2 LLC,
Term Loan^	— %(p)	01/23/32		1,083	$1,077,818

Retail 0.3%
EG Finco Ltd. (United Kingdom),
(EUR) Term B Loan, 3 Month EURIBOR + 3.500%	5.748(c)	02/10/31	EUR	2,895	3,364,648

Software 0.3%
Cegid SAS,
Sunrise Bridge Facility, 3 Month EURIBOR + 5.500%^	7.776(c)	01/31/30	EUR	1,500	1,707,479
Meta CW GPU, Term Loan, 1 Month SOFR + 2.000%^	5.945(c)	03/31/32		1,207	1,183,979
Vantage Oracle TX,
Term Loan, 1 Month SOFR + 2.500%^	6.150(c)	04/30/30		351	344,581
Vantage Oracle WI,
Term Loan, 1 Month SOFR + 2.500%^	6.150(c)	04/15/30		251	247,815

					3,483,854

Telecommunications 0.4%
CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%^	5.870(c)	01/29/30		1,377	1,365,024
CloudHQ VA B1-CML,
Term Loan, 1 Month SOFR + 2.250%^	5.897(c)	01/29/30		10	9,645
CloudHQ VA B2 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.870(c)	03/06/30		744	740,349
CloudHQ VA B3 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.870(c)	03/06/30		518	514,950
Connect Holdings 2 LLC,
Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.936(c)	04/03/31		2,635	2,246,337

					4,876,305

Transportation 0.0%
ICAT Logistics, Incremental Term Loan, 1 Month SOFR + 6.250%^	9.900(c)	03/01/29		251	246,054
Term Loan, 3 Month SOFR + 6.250%^	9.933(c)	03/01/29		67	65,682
Term Loan, 3 Month SOFR + 6.250%^	2.276(c)	03/01/29		5	5,356

					317,092

TOTAL FLOATING RATE AND OTHER LOANS
(cost $34,597,513)					34,167,220

MUNICIPAL BOND 0.1%

Illinois
State of Illinois,
General Obligation Unlimited, Taxable (cost $1,009,223)	5.100	06/01/33		965	963,384

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.1%
BRAVO Residential Funding Trust, Series 2025-NQM09, Class A3, 144A	5.551(cc)	09/25/65		1,905	1,887,981
CCI Borrower LLC,
Series 2025-01, 1 Month SOFR + 2.400%^	6.397(c)	12/31/28		2,010	2,010,000
Clavel Residential 4 DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.988(c)	10/28/66	EUR	1,500	1,716,678
Series 2025-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.488(c)	10/28/66	EUR	1,000	1,143,252

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
COLT Mortgage Loan Trust,
Series 2025-10, Class M1, 144A	6.014%(cc)	10/25/70		1,800	$1,788,847
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.743(c)	10/25/41		1,220	1,223,624
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.893(c)	03/25/42		1,000	1,026,497
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.743(c)	03/25/42		1,000	1,010,735
Series 2022-R06, Class 1B2, 144A, 30 Day Average SOFR + 10.600% (Cap N/A, Floor 0.000%)	14.243(c)	05/25/42		2,000	2,127,500
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	10.443(c)	06/25/42		500	521,911
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.243(c)	07/25/42		500	518,125
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.243(c)	07/25/42		635	648,551
Cross Mortgage Trust, Series 2026-NQM02, Class A3, 144A	5.239(cc)	03/25/61		1,886	1,854,316
Fannie Mae Interest Strips,
Series 422, Class C7, IO	3.500	11/25/35		1,829	173,807
Fannie Mae REMIC,
Series 2018-80, Class GC	3.500	10/25/48		1,500	1,282,862
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.443(c)	11/25/41		296	295,794
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		2,415	2,123,883
Series 2019-137, Class IO, IO	3.000	11/20/49		3,298	520,896
Series 2019-159, Class IJ, IO	3.500	12/20/49		562	80,585
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		2,681	2,640,123
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		2,704	2,703,560
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.537(c)	05/26/66	EUR	1,200	1,382,030
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.532(c)	01/25/48		49	48,926
PMT Credit Risk Transfer Trust,
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.745(c)	09/27/28		3,395	3,434,224
PRPM LLC,
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		3,181	3,177,793
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		741	741,913
Series 2026-03, Class A1, 144A	5.724(cc)	07/25/31		3,217	3,212,479
Series 2026-04, Class A1, 144A	5.691(cc)	08/25/31		2,400	2,394,647

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $42,202,007)					41,691,539

SOVEREIGN BONDS 5.6%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,220	1,249,351
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.125	07/09/30	EUR	1,384	1,370,339
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		4,004	3,464,448
Sr. Unsec’d. Notes	1.000	07/09/29		1,923	1,717,920
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		5,071	3,572,980
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	597	517,383
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		1,976	1,493,465
Sr. Unsec’d. Notes	5.000	01/09/38		1,923	1,525,491
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		606	604,545
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	3.750	09/19/28	EUR	3,730	4,296,906
Sr. Unsec’d. Notes	4.500	03/15/29		1,655	1,614,648
Sr. Unsec’d. Notes	5.375	01/21/29		1,655	1,650,159
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	611	687,685

See Notes to Financial Statements.

PGIM Strategic Bond Fund  55

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500%	02/22/29		663	$663,154
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,635,379
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740	1,746,990
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		1,800	1,841,775
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750	01/29/34		4,400	4,392,555
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	8.625	02/28/29		1,060	1,121,022
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, 144A(a)	6.400	07/29/36		1,721	1,730,602
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,172	1,337,109
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,678	1,973,861
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,316	3,953,575
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		1,630	1,550,596
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,978,164
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		3,850	4,160,232
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		3,450	3,463,312
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, 144A	5.125	07/14/36		3,400	3,321,606
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, 144A	7.250	12/11/55		2,105	2,045,060
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	3,310	3,658,275
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		2,390	2,389,098
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	442,661
Sr. Unsec’d. Notes	6.250	05/26/28		1,119	1,137,437
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,344,185
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	432,003
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A	6.500	01/28/36		2,395	2,430,167

TOTAL SOVEREIGN BONDS
(cost $72,489,122)					73,514,138

U.S. GOVERNMENT AGENCY OBLIGATIONS 14.6%
Federal Home Loan Mortgage Corp.	2.000	07/01/50		481	380,303
Federal Home Loan Mortgage Corp.	2.000	11/01/50		5,515	4,353,711
Federal Home Loan Mortgage Corp.	2.000	01/01/51		476	375,923
Federal Home Loan Mortgage Corp.(k)	2.500	10/01/50		10,457	8,744,383
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,576	1,294,518
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,247	1,027,723
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,707	1,398,787
Federal Home Loan Mortgage Corp.	2.500	11/01/51		7,674	6,308,299
Federal Home Loan Mortgage Corp.	2.500	12/01/51		2,880	2,366,897
Federal Home Loan Mortgage Corp.	3.000	11/01/51		313	268,551
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,133	2,678,328
Federal Home Loan Mortgage Corp.	3.500	12/01/50		1,597	1,418,134
Federal Home Loan Mortgage Corp.	3.500	02/01/52		911	813,574
Federal Home Loan Mortgage Corp.	3.500	03/01/52		904	806,978
Federal Home Loan Mortgage Corp.	3.500	05/01/52		2,726	2,420,587
Federal Home Loan Mortgage Corp.	5.000	12/01/43		1,233	1,221,540
Federal Home Loan Mortgage Corp.	5.000	08/01/52		909	885,039
Federal Home Loan Mortgage Corp.	5.000	01/01/56		2,609	2,517,862
Federal Home Loan Mortgage Corp.	5.000	02/01/56		4,134	3,989,751
Federal Home Loan Mortgage Corp.	5.500	11/01/52		1,771	1,769,331
Federal Home Loan Mortgage Corp.	5.500	12/01/54		3,137	3,107,709
Federal Home Loan Mortgage Corp.	5.500	01/01/55		10,117	10,054,304

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	5.500%	11/01/55	3,577	$3,542,836
Federal Home Loan Mortgage Corp.	5.500	02/01/56	4,452	4,409,675
Federal Home Loan Mortgage Corp.	5.500	04/01/56	748	741,340
Federal Home Loan Mortgage Corp.	5.500	05/01/56	493	488,764
Federal Home Loan Mortgage Corp.	5.500	06/01/56	718	710,716
Federal Home Loan Mortgage Corp.	6.000	11/01/52	1,613	1,639,269
Federal Home Loan Mortgage Corp.	6.000	12/01/52	495	500,803
Federal Home Loan Mortgage Corp.	6.000	01/01/53	878	891,620
Federal National Mortgage Assoc.	1.500	12/01/50	2,570	1,922,066
Federal National Mortgage Assoc.	1.500	01/01/51	2,276	1,698,558
Federal National Mortgage Assoc.	2.000	08/01/50	1,055	830,436
Federal National Mortgage Assoc.	2.000	10/01/50	5,763	4,548,823
Federal National Mortgage Assoc.	2.000	12/01/50	2,454	1,937,441
Federal National Mortgage Assoc.	2.000	01/01/51	4,384	3,460,187
Federal National Mortgage Assoc.	2.500	02/01/51	1,538	1,280,949
Federal National Mortgage Assoc.	2.500	03/01/51	2,468	2,029,774
Federal National Mortgage Assoc.	2.500	08/01/51	9,476	7,918,392
Federal National Mortgage Assoc.	2.500	09/01/51	831	683,512
Federal National Mortgage Assoc.	3.000	10/01/51	856	735,161
Federal National Mortgage Assoc.	3.000	11/01/51	785	672,803
Federal National Mortgage Assoc.	3.000	12/01/51	8,719	7,489,368
Federal National Mortgage Assoc.	3.000	02/01/52	4,495	3,876,477
Federal National Mortgage Assoc.	3.000	03/01/52	2,156	1,845,866
Federal National Mortgage Assoc.	3.500	TBA	3,500	3,100,371
Federal National Mortgage Assoc.	3.500	01/01/52	1,145	1,022,608
Federal National Mortgage Assoc.	3.500	02/01/52	2,827	2,522,352
Federal National Mortgage Assoc.	3.500	05/01/52	1,021	916,314
Federal National Mortgage Assoc.	4.500	TBA	2,000	1,874,881
Federal National Mortgage Assoc.	5.000	11/01/44	445	439,541
Federal National Mortgage Assoc.	5.000	07/01/52	1,134	1,106,069
Federal National Mortgage Assoc.	5.000	08/01/52	928	902,459
Federal National Mortgage Assoc.	5.000	08/01/52	3,281	3,194,562
Federal National Mortgage Assoc.	5.500	TBA	8,500	8,399,610
Federal National Mortgage Assoc.	5.500	TBA	11,500	11,381,697
Federal National Mortgage Assoc.	5.500	10/01/52	627	626,195
Federal National Mortgage Assoc.	5.500	11/01/52	4,738	4,731,282
Federal National Mortgage Assoc.	5.500	12/01/54	4,288	4,247,753
Federal National Mortgage Assoc.	5.500	08/01/55	500	495,517
Federal National Mortgage Assoc.	5.500	10/01/55	939	930,271
Federal National Mortgage Assoc.	5.500	11/01/55	6,441	6,379,519
Federal National Mortgage Assoc.	5.500	04/01/56	779	771,461
Federal National Mortgage Assoc.	6.000	11/01/52	1,832	1,861,892
Federal National Mortgage Assoc.	6.000	12/01/52	4,332	4,406,344
Federal National Mortgage Assoc.	6.000	08/01/53	154	156,190
Federal National Mortgage Assoc.	6.500	01/01/53	578	595,684
Government National Mortgage Assoc.	2.500	08/20/50	816	682,900
Government National Mortgage Assoc.	2.500	09/20/50	1,430	1,197,111
Government National Mortgage Assoc.	3.000	05/20/51	1,207	1,050,742
Government National Mortgage Assoc.	3.500	11/20/47	610	549,424
Government National Mortgage Assoc.	3.500	11/20/48	725	648,871
Government National Mortgage Assoc.	3.500	12/20/51	4,494	4,004,497
Government National Mortgage Assoc.	3.500	01/20/52	2,825	2,521,754
Government National Mortgage Assoc.	3.500	03/20/52	1,280	1,141,716
Government National Mortgage Assoc.	3.500	04/20/52	1,435	1,275,030
Government National Mortgage Assoc.	4.000	06/20/51	547	504,454
Government National Mortgage Assoc.	4.000	01/20/52	576	528,534
Government National Mortgage Assoc.	4.000	04/20/52	1,317	1,205,256
Government National Mortgage Assoc.	4.500	07/20/52	1,009	959,385
Government National Mortgage Assoc.	5.000	11/20/54	1,812	1,761,545
Government National Mortgage Assoc.	5.500	04/20/55	785	780,130
Government National Mortgage Assoc.	6.000	09/20/52	167	170,681

See Notes to Financial Statements.

PGIM Strategic Bond Fund  57

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	6.000%	10/20/52	523	$534,981
Government National Mortgage Assoc.	6.000	02/20/53	512	523,684
Government National Mortgage Assoc.	6.000	06/20/53	675	690,012
Government National Mortgage Assoc.	6.000	09/20/54	551	559,207
Government National Mortgage Assoc.	6.500	03/20/54	313	323,197

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $198,253,318)				193,732,751

U.S. TREASURY OBLIGATIONS 22.6%
U.S. Treasury Bonds	3.375	11/15/48	3,825	2,868,750
U.S. Treasury Bonds	3.625	02/15/44	885	724,455
U.S. Treasury Bonds	3.875	02/15/43	7,420	6,358,012
U.S. Treasury Bonds(h)	4.125	08/15/44	26,045	22,728,332
U.S. Treasury Bonds	4.375	08/15/43	23,840	21,672,050
U.S. Treasury Bonds	4.500	02/15/44	1,640	1,508,544
U.S. Treasury Bonds	4.625	05/15/44	17,010	15,869,798
U.S. Treasury Bonds	4.625	11/15/44	13,480	12,538,506
U.S. Treasury Bonds	4.625	11/15/45	1,980	1,833,047
U.S. Treasury Bonds	4.750	11/15/43	11,790	11,206,027
U.S. Treasury Bonds	4.750	02/15/45	2,560	2,416,400
U.S. Treasury Bonds	4.875	08/15/45	2,390	2,287,305
U.S. Treasury Bonds	5.000	05/15/45	16,000	15,565,000
U.S. Treasury Notes	1.875	02/15/32	4,745	4,139,271
U.S. Treasury Notes	3.750	11/30/32	25,445	24,313,890
U.S. Treasury Notes	3.875	09/30/32	7,930	7,642,537
U.S. Treasury Notes	3.875	08/15/33	34,500	32,990,625
U.S. Treasury Notes(h)	4.000	01/31/33	69,390	67,151,088
U.S. Treasury Notes	4.125	11/15/32	13,580	13,254,292
U.S. Treasury Notes	4.250	03/31/33	9,130	8,955,246
U.S. Treasury Notes	4.500	12/31/31	7,385	7,376,923
U.S. Treasury Strips Coupon(k)	1.450(s)	08/15/42	305	130,777
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	59,629
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	830	437,181
U.S. Treasury Strips Coupon(k)	2.334(s)	08/15/40	12,650	6,171,340
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	5,160	2,145,383
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	580	278,746
U.S. Treasury Strips Coupon(k)	2.593(s)	02/15/40	3,545	1,784,207
U.S. Treasury Strips Coupon(k)	3.081(s)	08/15/41	1,295	591,781
U.S. Treasury Strips Coupon(k)	4.407(s)	11/15/41	3,285	1,478,538
U.S. Treasury Strips Coupon(k)	4.568(s)	11/15/42	320	135,027
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	170	50,867
U.S. Treasury Strips Coupon(k)	4.685(s)	08/15/46	230	77,611
U.S. Treasury Strips Coupon(k)	4.727(s)	05/15/50	250	69,050
U.S. Treasury Strips Coupon(k)	4.760(s)	05/15/43	1,835	751,563
U.S. Treasury Strips Coupon(k)	4.809(s)	02/15/42	75	33,184
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	480	141,743
U.S. Treasury Strips Coupon(k)	4.928(s)	11/15/45	155	54,535
U.S. Treasury Strips Coupon(k)	5.020(s)	05/15/44	125	48,099
U.S. Treasury Strips Coupon(k)	5.038(s)	11/15/43	2,245	890,710
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	437,565

TOTAL U.S. TREASURY OBLIGATIONS
(cost $318,724,024)				299,167,634

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 0.9%
Fixed Income PGIM Corporate Bond 0-5 Year ETF			125,000	6,204,162
PGIM Corporate Bond 5-10 Year ETF			75,000	3,669,098

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUNDS (Continued)
Fixed Income (cont’d.)

PGIM Floating Rate Income ETF	50,000	$2,485,205

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $12,667,204)(wa)		12,358,465

COMMON STOCKS 0.5%

Chemicals 0.1%

TPC Group, Inc.*	70,274	1,709,977

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^	677	20,310

Gas Utilities 0.1%

Ferrellgas Partners LP*	24,190	534,841

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)	37,739	8,189

Oil, Gas & Consumable Fuels 0.1%

Expand Energy Corp.	10,284	1,009,478

Wireless Telecommunication Services 0.2%

Digicel International Finance Ltd. (Jamaica)*(x)	116,510	3,106,972

TOTAL COMMON STOCKS (cost $1,560,752)		6,389,767

PREFERRED STOCKS 0.4%

Electronic Equipment, Instruments & Components 0.3%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	3,925	4,268,438

Trading Companies & Distributors 0.1%

QXO, Inc., Series C, 4.750%, Maturing 04/01/33	181	1,446,193

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	5,851	207,418

TOTAL PREFERRED STOCKS (cost $5,626,839)		5,922,049

OPTION PURCHASED*~ 0.0% (cost $16,042)		10,632

	Units

WARRANTS* 0.0%

Electric Utilities
Light SA (Brazil), expiring 02/20/27^	30,001	18,900
Light SA (Brazil), expiring 08/20/27^	30,001	18,901
Light SA (Brazil), expiring 02/22/28^	30,001	18,901
Light SA (Brazil), expiring 08/21/28^	30,001	18,901
Light SA (Brazil), expiring 02/20/29^	80,004	50,402

TOTAL WARRANTS (cost $259,355)		126,005

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 101.8% (cost $1,387,690,460)		1,346,246,802

See Notes to Financial Statements.

PGIM Strategic Bond Fund  59

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Units	Value

OPTIONS WRITTEN*~ (0.0)% (premiums received $0)		$(5,014)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 101.8% (cost $1,387,690,460)		1,346,241,788

	Shares

SHORT-TERM INVESTMENTS 1.1%

AFFILIATED MUTUAL FUNDS 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)	7,344,298	7,344,298
PGIM Institutional Money Market Fund (7-day effective yield 3.874%) (cost $6,665,921; includes $6,649,154 of cash collateral for securities on loan)(b)(wa)	6,671,049	6,665,712

TOTAL AFFILIATED MUTUAL FUNDS (cost $14,010,219)		14,010,010

OPTIONS PURCHASED*~ 0.0% (cost $367,321)		601,756

TOTAL SHORT-TERM INVESTMENTS (cost $14,377,540)		14,611,766

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 102.9% (cost $1,402,068,000)		1,360,853,554

OPTIONS WRITTEN*~ (0.0)% (premiums received $372,281)		(637,693)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 102.9% (cost $1,401,695,719)		1,360,215,861
Liabilities in excess of other assets(z) (2.9)%		(38,430,723)

NET ASSETS 100.0%		$1,321,785,138

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*   Non-income producing security.

#  Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~  See tables subsequent to the Schedule of Investments for options detail.

^  Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $31,671,296 and 2.4% of net assets.

(a)  All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,414,685; cash collateral of $6,649,154 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)  Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)  Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2026.

(cc)  Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)  Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)  Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)  Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)  Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(oo)  Perpetual security. Maturity date represents next call date.

(p)  Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

(s)  Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(wa)  Represents investments in Funds affiliated with the Manager.

(x)  The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

(x)	Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust,
Series 2018-20TS, Class F, 144A, 3.203%(cc), 05/15/35	08/26/20	$4,480,438	$4,164,951	0.3%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18-08/26/20	4,424,349	3,934,150	0.3
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	88,505	74,683	0.0
Aethon IV Newco LLC, Sr. Unsec’d. Notes, 0.000%(cc), 09/30/31^	07/14/26	788,000	788,000	0.1
BPR Trust,
Series 2023-BRK02, Class C, 144A, 8.630%(cc), 10/05/38	09/29/23	1,499,942	1,536,746	0.1
Cornerstone Building Brands, Inc., Gtd. Notes, 144A, 6.125%, 01/15/29	09/16/20	152,250	14,406	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	08/03/20	1,080,000	561,703	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	127,500	105,693	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	169,313	121,938	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	06/03/24	312,500	231,521	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	08/03/20	490,438	102,425	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	09/27/21	4,060,000	847,067	0.1
Diamond Sports Group LLC*	01/02/25	98,813	8,189	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	12	12	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	8	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	9,510	207,418	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	140,548	3,106,972	0.2
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,120,000	1,164,297	0.1
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.467%(c), 05/31/26^(d)	05/18/21	6,293,306	5,601,043	0.4

Total		$25,335,432	$22,571,214	1.7%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at August 31, 2026:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aethon IV Newco LLC, 0.000%(cc), Maturity Date 09/30/31 (cost $788,000)^(x)	800	$788,000	$—	$—

Unfunded loan commitments outstanding at August 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $188,809)^	189	$186,921	$—	$(1,888)
CloudHQ VA B2, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $218,335)^	218	216,152	—	(2,183)
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $242,689)^	243	240,262	—	(2,427)
Domain Greenbough Issuer 2 LLC, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $416,683)^	417	414,568	—	(2,115)
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $270,000)^	270	270,000	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $210,404)^	210	210,404	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $341,693)^	342	341,693	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $315,606)^	316	315,606	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $512,540)^	513	512,540	—	—
ICAT Logistics, Delayed Draw Term Loan, 0.500%, Maturity Date 03/01/29 (cost $15,075)^	15	15,066	—	(9)
ICAT Logistics, Delayed Draw Term Loan, —%(p), Maturity Date 03/01/29 (cost $30,029)^	31	30,012	—	(17)
Invited, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 05/31/32 (cost $28,258)^	28	28,394	136	—
Invited, Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 06/09/32 (cost $42,182)^	43	42,592	410	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $1,282,570)^	1,286	1,274,786	—	(7,784)
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/30 (cost $1,371,130)^	1,386	1,361,560	—	(9,570)
Vantage Oracle WI, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/30 (cost $912,504)^	913	899,807	—	(12,697)

		$6,360,363	$546	$(38,690)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  61

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,457,109)	5.000%	TBA	10/13/26	$(1,500)	$(1,445,069)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/2.593%	EUR 12,125	$10,632
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	14,327	14,958
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	17,890	17,606
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	8,945	8,803
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/3.680%	3.82%(T)	20,650	116,595
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/3.680%	11.07%(T)	20,650	30
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/2.593%	2.80%(A)	EUR 13,990	26,003
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.593%	10.29%(A)	EUR 13,990	—
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	19,205	380,945
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	19,205	2
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$106.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	12,050	34,222
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.55%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	13,130	1,946
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	14,140	646

Total Options Purchased (cost $383,363)								$612,388

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.593%	1.74%(A)	EUR 12,125	$(5,014)
CDX.NA.IG.46.V1, 06/20/31	Call	DB	09/16/26	0.48%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	13,130	(1,455)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%	41,300	(115,139)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.593%	EUR 27,980	(839)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	19,205	(277,861)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	19,205	(208,360)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$102.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)	12,050	(8,411)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)	12,050	(14,945)

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.68%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	26,260	$(391)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	28,280	(320)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	14,327	(102)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	0.88%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	17,890	(7,234)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	1.00%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	8,945	(2,636)

Total Options Written (premiums received $372,281)								$(642,707)

Futures contracts outstanding at August 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
542	2 Year U.S. Treasury Notes	Dec. 2026	$111,237,032	$(272,822)
1,267	5 Year U.S. Treasury Notes	Dec. 2026	133,925,866	(524,203)
109	10 Year Australian Treasury Bonds	Sep. 2026	8,359,467	(69,999)
22	10 Year Euro-Bund	Dec. 2026	3,128,333	(9,985)
95	10 Year U.S. Treasury Notes	Dec. 2026	10,227,344	(36,787)
1,054	10 Year U.S. Ultra Treasury Notes	Dec. 2026	115,330,662	(665,731)
59	20 Year U.S. Treasury Bonds	Dec. 2026	6,408,875	(13,597)

				(1,593,124)

Short Positions:
103	3 Month CME SOFR	Sep. 2026	24,811,413	(12,419)
3	5 Year Euro-Bobl	Sep. 2026	394,811	4,632
210	5 Year Euro-Bobl	Dec. 2026	27,712,376	63,625
734	30 Year U.S. Ultra Treasury Bonds	Dec. 2026	80,762,938	213,751
136	Euro Schatz Index	Dec. 2026	16,614,579	14,104

				283,693

				$(1,309,431)

Bond forward contracts outstanding at August 31, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
3.375%, 11/15/48	BOA	02/22/27	17,370	$74.86	$13,003,184	$13,002,885	$—	$(299)
3.625%, 02/15/44	CITI	01/25/27	18,480	$81.79	15,115,338	15,104,733	—	(10,605)

					$28,118,522	$28,107,618	$—	$(10,904)

Forward foreign currency exchange contracts outstanding at August 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 09/04/26	DB	CAD 560	$404,337	$404,243	$ —	$(94)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  63

PGIM Strategic Bond Fund

Schedule of Investments (unaudited)  (continued)

as of August 31, 2026

Forward foreign currency exchange contracts outstanding at August 31, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/22/26	HSBC	EUR	4,682	$5,423,848	$5,449,273	$25,425	$—
Expiring 10/22/26	TD	EUR	819	937,212	953,182	15,970	—
Japanese Yen,
Expiring 10/22/26	CITI	JPY	109,352	680,637	687,324	6,687	—
New Zealand Dollar,
Expiring 10/22/26	SCB	NZD	1,134	657,094	671,982	14,888	—

				$8,103,128	$8,166,004	62,970	(94)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/22/26	DB	GBP	23,508	$31,722,706	$31,856,048	$—	$(133,342)
Expiring 10/22/26	JPM	GBP	2,300	3,089,379	3,116,777	—	(27,398)
Expiring 10/22/26	SCB	GBP	566	757,091	767,204	—	(10,113)
Canadian Dollar,
Expiring 10/22/26	DB	CAD	560	405,193	405,148	45	—
Euro,
Expiring 10/22/26	BNY	EUR	40,227	46,293,091	46,819,592	—	(526,501)
Expiring 10/22/26	CACI	EUR	34,480	39,585,250	40,131,080	—	(545,830)
Expiring 10/22/26	CITI	EUR	1,158	1,329,081	1,348,113	—	(19,032)
Expiring 10/22/26	MSI	EUR	5,598	6,544,991	6,515,686	29,305	—
Expiring 10/22/26	SSB	EUR	40,227	46,271,451	46,819,593	—	(548,142)
Expiring 10/22/26	WFS	EUR	385	445,587	448,211	—	(2,624)
New Zealand Dollar,
Expiring 10/22/26	CITI	NZD	744	435,165	440,738	—	(5,573)

				$176,878,985	$178,668,190	29,350	(1,818,555)

						$92,320	$(1,818,649)

Credit default swap agreements outstanding at August 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/31	1.000%(Q)	2,000	$128,186	$2,875	$125,311	DB
Dominican Republic	06/20/31	1.000%(Q)	2,000	11,047	2,875	8,172	DB
Federal Republic of Nigeria	06/20/31	1.000%(Q)	2,000	102,373	2,875	99,498	DB
Federation of Malaysia	06/20/31	1.000%(Q)	2,000	(61,675)	2,875	(64,550)	DB
Federative Republic of Brazil	06/20/31	1.000%(Q)	7,000	47,073	10,063	37,010	DB
Islamic Republic of Pakistan	06/20/31	1.000%(Q)	2,000	176,186	2,875	173,311	DB
Kingdom of Bahrain	06/20/31	1.000%(Q)	2,000	140,825	2,875	137,950	DB
Kingdom of Morocco	06/20/31	1.000%(Q)	2,000	(25,828)	2,875	(28,703)	DB
Kingdom of Saudi Arabia	06/20/31	1.000%(Q)	7,000	(145,703)	10,063	(155,766)	DB
Oriental Republic of Uruguay	06/20/31	1.000%(Q)	2,000	(48,225)	2,875	(51,100)	DB
People’s Republic of China	06/20/31	1.000%(Q)	7,000	(210,225)	10,063	(220,288)	DB
Republic of Angola	06/20/31	1.000%(Q)	2,000	202,575	2,875	199,700	DB
Republic of Argentina	06/20/31	1.000%(Q)	2,000	353,888	2,875	351,013	DB
Republic of Chile	06/20/31	1.000%(Q)	2,000	(55,189)	2,875	(58,064)	DB
Republic of Colombia	06/20/31	1.000%(Q)	6,000	94,114	8,625	85,489	DB
Republic of Costa Rica	06/20/31	1.000%(Q)	2,000	(939)	2,875	(3,814)	DB
Republic of Ecuador	06/20/31	1.000%(Q)	2,000	220,214	2,875	217,339	DB

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Credit default swap agreements outstanding at August 31, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):

Republic of El Salvador	06/20/31	1.000%(Q)	2,000	$89,662	$2,875	$86,787	DB
Republic of Guatemala	06/20/31	1.000%(Q)	2,000	(10,634)	2,875	(13,509)	DB
Republic of Indonesia	06/20/31	1.000%(Q)	7,000	(60,372)	10,063	(70,435)	DB
Republic of Ivory Coast	06/20/31	1.000%(Q)	2,000	83,296	2,875	80,421	DB
Republic of Kazakhstan	06/20/31	1.000%(Q)	2,000	(31,076)	2,875	(33,951)	DB
Republic of Kenya	06/20/31	1.000%(Q)	2,000	167,370	2,875	164,495	DB
Republic of Panama	06/20/31	1.000%(Q)	3,000	(24,094)	4,313	(28,407)	DB
Republic of Peru	06/20/31	1.000%(Q)	2,000	(41,168)	2,875	(44,043)	DB
Republic of Philippines	06/20/31	1.000%(Q)	2,000	(33,121)	2,875	(35,996)	DB
Republic of South Africa	06/20/31	1.000%(Q)	7,000	29,468	10,063	19,405	DB
Republic of Turkey	06/20/31	1.000%(Q)	7,000	328,167	10,063	318,104	DB
Sultanate of Oman	06/20/31	1.000%(Q)	2,000	(24,595)	2,875	(27,470)	DB
United Mexican States	06/20/31	1.000%(Q)	7,000	(78,817)	10,063	(88,880)	DB

				$1,322,783	$143,754	$1,179,029

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices—Sell Protection(2)**:
CDX.EM.45.V1	06/20/31	1.000%(Q)	100,000	1.380%	$(1,400,501)	$(153,167)	$(1,247,334)	DB

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	5,081	*	$6,769	$(686)	$7,455	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	1,005	$(4,487)	$(2,580)	$(1,907)	BARC
Republic of Panama	03/20/29	1.000%(Q)	1,740	(24,295)	(20,251)	(4,044)	DB

				$(28,782)	$(22,831)	$(5,951)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,330	0.500%	$25,930	$27,827	$(1,897)	GSI
Alphabet, Inc.^	07/20/35	1.600%(Q)		500	*	6,512	—	6,512	GSI
America Movil SAB de CV	12/20/26	1.000%(Q)		525	0.209%	2,300	1,196	1,104	BARC
Banco Santander SA	03/20/27	1.000%(Q)	EUR	1,300	0.116%	10,348	7,129	3,219	BARC

See Notes to Financial Statements.

PGIM Strategic Bond Fund  65

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Credit default swap agreements outstanding at August 31, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Bank of America Corp.	06/20/27	1.000	%(Q)		3,098	0.284%	$23,745	$17,175	$6,570	GSI
Bank of America Corp.	06/20/27	1.000	%(Q)		2,508	0.284%	19,223	12,275	6,948	GSI
Bank of Montreal^	11/20/29	1.250	%(Q)		335	*	6,163	—	6,163	GSI
Bank of Nova Scotia	12/20/26	1.000	%(Q)		733	0.281%	3,051	1,581	1,470	CITI
Barclays Bank PLC	12/20/26	1.000	%(Q)		4,110	0.231%	17,730	8,439	9,291	GSI
Barclays Bank PLC	12/20/26	1.000	%(Q)	EUR	3,311	0.224%	16,712	9,535	7,177	JPM
Barclays Bank PLC	12/20/26	1.000	%(Q)	EUR	1,487	0.224%	7,505	3,877	3,628	GSI
BNP Paribas SA	03/20/27	1.000	%(Q)	EUR	4,999	0.167%	38,165	27,662	10,503	MSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100	%(Q)		265	*	3,137	—	3,137	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200	%(Q)		300	0.880%	7,184	—	7,184	GSI
Citigroup, Inc.	12/20/26	1.000	%(Q)		3,215	0.225%	13,933	6,662	7,271	GSI
Comision Federal de Electricidad	06/20/27	1.000	%(Q)		550	0.999%	1,089	652	437	BARC
Comision Federal de Electricidad	06/20/28	1.000	%(Q)		1,140	1.125%	(214)	(2,999)	2,785	BARC
Comision Federal de Electricidad	06/20/28	1.000	%(Q)		560	1.125%	(105)	(484)	379	BARC
Comision Federal de Electricidad	06/20/29	1.000	%(Q)		435	1.282%	(2,354)	(1,703)	(651)	BARC
Comision Federal de Electricidad	06/20/29	1.000	%(Q)		180	1.282%	(974)	(940)	(34)	BARC
Comision Federal de Electricidad	06/20/29	1.000	%(Q)		120	1.282%	(649)	(625)	(24)	BARC
Commerzbank AG	12/20/26	1.000	%(Q)	EUR	350	0.105%	1,915	1,066	849	BARC
Deutsche Telekom AG	06/20/28	1.000	%(Q)	EUR	500	0.189%	9,507	8,455	1,052	BARC
European Investment Bank	12/20/26	—	%(Q)		4,076	0.034%	(418)	(616)	198	BARC
Halliburton Co.	12/20/26	1.000	%(Q)		2,770	0.119%	13,054	1,601	11,453	GSI
Hellenic Republic	12/20/26	1.000	%(Q)		1,161	0.053%	5,640	3,170	2,470	BARC
Hellenic Republic	06/20/27	1.000	%(Q)		280	0.073%	2,620	1,564	1,056	BARC
Hellenic Republic	12/20/27	1.000	%(Q)		210	0.106%	2,818	1,729	1,089	BARC
HSBC Bank PLC	12/20/26	1.000	%(Q)		1,030	0.133%	4,753	2,600	2,153	MSI
Kingdom of Norway	12/20/26	—	%(Q)		2,810	0.029%	(248)	(421)	173	BARC
Lincoln National Corp.	12/20/29	1.000	%(Q)		2,260	0.917%	10,190	(29,700)	39,890	BARC
National Bank of Canada	12/20/26	1.000	%(Q)		806	0.274%	3,372	1,778	1,594	CITI
New York Life Global Funding^	08/20/33	1.550	%(Q)		600	*	(5,057)	—	(5,057)	GSI
Nomura Holdings, Inc.	06/20/27	1.000	%(Q)		563	0.301%	4,239	3,170	1,069	BOA
Nomura Holdings, Inc.	12/20/27	1.000	%(Q)		1,315	0.404%	12,591	10,851	1,740	BOA
Pacific Life	08/20/35	2.500	%(Q)		400	2.832%	(7,147)	(1)	(7,146)	GSI
Republic of Chile	06/20/28	1.000	%(Q)		253	0.198%	4,051	2,818	1,233	BARC
Republic of Colombia	12/20/26	1.000	%(Q)		1,814	0.456%	6,580	1,063	5,517	BARC
Republic of Ecuador	12/20/27	5.000	%(Q)		4,500	1.999%	215,195	(20,104)	235,299	GSI
Republic of Ecuador	12/20/28	5.000	%(Q)		800	2.711%	47,232	(8,313)	55,545	GSI
Republic of El Salvador	06/20/31	1.000	%(Q)		1,793	2.125%	(80,382)	(195,288)	114,906	BARC
Republic of France	12/20/26	0.250	%(Q)		2,029	0.074%	2,088	923	1,165	BARC
Republic of France	12/20/26	0.250	%(Q)		1,664	0.074%	1,712	757	955	BARC
Republic of France	06/20/27	0.250	%(Q)		545	0.109%	879	531	348	BARC
Republic of France	12/20/30	0.250	%(Q)		1,005	0.300%	(1,501)	(5,313)	3,812	BARC
Republic of Italy	09/20/26	1.000	%(Q)		5,472	0.050%	13,652	2,841	10,811	BARC
Republic of Ivory Coast	06/20/27	1.000	%(Q)		200	0.742%	804	(241)	1,045	BARC
Republic of Kazakhstan	12/20/26	1.000	%(Q)		356	0.184%	1,586	863	723	CITI
Republic of Kazakhstan	06/20/27	1.000	%(Q)		416	0.210%	3,436	2,576	860	BOA
Republic of Panama	06/20/27	1.000	%(Q)		6,217	0.355%	44,139	26,918	17,221	CITI
Republic of Panama	06/20/27	1.000	%(Q)		659	0.355%	4,679	2,965	1,714	BARC
Republic of Panama^	03/20/29	1.000	%(Q)		1,740	*	7,969	(836)	8,805	DB

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Peru	06/20/28	1.000	%(Q)		281	0.267%	$4,157	$2,588	$1,569	BARC
Republic of Romania	12/20/26	1.000	%(Q)		111	0.390%	425	164	261	BOA
Republic of Serbia	12/20/30	1.000	%(Q)		537	1.306%	(5,291)	(5,220)	(71)	BARC
Republic of Slovakia	12/20/27	1.000	%(Q)		405	0.179%	5,053	4,238	815	BARC
Republic of South Africa	12/20/26	1.000	%(Q)		802	0.141%	3,681	1,332	2,349	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000	%(Q)		892	0.067%	4,296	2,359	1,937	MSI
Socialist Republic of Vietnam	12/20/27	1.000	%(Q)		1,100	0.324%	11,663	8,361	3,302	BARC
Standard Chartered PLC	12/20/26	1.000	%(Q)		561	0.130%	2,594	1,383	1,211	MSI
State of Israel	06/20/27	1.000	%(Q)		1,137	0.160%	9,844	7,492	2,352	CITI
State of Israel	06/20/27	1.000	%(Q)		1,000	0.160%	8,657	6,181	2,476	CITI
State of Qatar	12/20/26	1.000	%(Q)		580	0.120%	2,699	1,517	1,182	BARC
Stellantis NV	12/20/26	1.000	%(Q)	EUR	1,131	0.334%	5,265	2,991	2,274	BARC
TotalEnergies Capital SA	12/20/26	1.000	%(Q)	EUR	1,436	0.080%	7,988	4,957	3,031	JPM
TotalEnergies Capital SA	12/20/26	1.000	%(Q)	EUR	400	0.080%	2,225	1,304	921	BARC
UBS Group AG	12/20/26	1.000	%(Q)	EUR	3,435	0.114%	18,689	10,575	8,114	GSI
Volkswagen AG	12/20/26	1.000	%(Q)	EUR	1,310	0.217%	6,647	3,758	2,889	BARC
Volkswagen AG	06/20/27	1.000	%(Q)	EUR	700	0.241%	6,551	4,902	1,649	BARC
Volkswagen AG	09/20/27	1.000	%(Q)	EUR	1,205	0.292%	13,151	10,299	2,852	BARC
Wells Fargo & Co.	12/20/26	1.000	%(Q)		3,785	0.195%	16,744	9,544	7,200	JPM
Wells Fargo & Co.	12/20/26	1.000	%(Q)		2,521	0.195%	11,152	6,128	5,024	JPM
Wells Fargo & Co.	12/20/26	1.000	%(Q)		1,611	0.195%	7,127	3,851	3,276	GSI

							$671,696	$23,369	$648,327

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2026(4)	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000	%(Q)	47,440	0.503%	$671,272	$1,108,105	$436,833

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

See Notes to Financial Statements.

PGIM Strategic Bond Fund  67

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at August 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
66,575	06/09/27	3.090	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$ 1,002	$(389,222)	$(390,224)
53,265	06/11/27	3.058	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(7,845)	(314,254)	(306,409)

					$(6,843)	$(703,476)	$(696,633)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at August 31, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	10,425	05/20/36	3.010	%(S)	1 Day CORRA(2)(S)/ 2.270%	$—	$(288,898)	$(288,898)
CHF	2,700	02/23/36	0.480	%(A)	1 Day SARON(2)(A)/ (0.060)%	—	(52,527)	(52,527)
CHF	5,715	07/30/36	0.650	%(A)	1 Day SARON(2)(A)/ (0.060)%	(6,493)	(28,470)	(21,977)
CHF	2,650	08/04/36	0.688	%(A)	1 Day SARON(2)(A)/ (0.060)%	—	(1,613)	(1,613)
GBP	2,715	05/08/27	1.050	%(A)	1 Day SONIA(1)(A)/ 3.731%	140,149	105,634	(34,515)
GBP	2,730	05/08/29	1.100	%(A)	1 Day SONIA(1)(A)/ 3.731%	(42,382)	329,864	372,246
GBP	185	05/08/30	3.950	%(A)	1 Day SONIA(1)(A)/ 3.731%	(2,602)	3,444	6,046
GBP	2,230	02/08/31	3.900	%(A)	1 Day SONIA(1)(A)/ 3.731%	(5,421)	58,186	63,607
GBP	422	05/08/31	1.150	%(A)	1 Day SONIA(1)(A)/ 3.731%	(18,372)	82,175	100,547
GBP	340	05/08/32	1.150	%(A)	1 Day SONIA(1)(A)/ 3.731%	(18,242)	78,874	97,116
GBP	155	05/08/34	1.200	%(A)	1 Day SONIA(1)(A)/ 3.731%	(3,139)	46,600	49,739
GBP	1,225	08/08/41	3.950	%(A)	1 Day SONIA(1)(A)/ 3.731%	160,073	166,093	6,020
GBP	3,840	02/19/46	4.423	%(A)	1 Day SONIA(2)(A)/ 3.731%	(97)	(370,090)	(369,993)
JPY	900,000	02/24/46	2.530	%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(682,604)	(682,604)
JPY	700,000	03/02/46	2.569	%(A)	1 Day TONAR(2)(A)/ 0.977%	(83,492)	(507,215)	(423,723)
MXN	165,805	02/28/31	7.348	%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.766%	—	(165,783)	(165,783)
MXN	97,465	02/25/33	7.566	%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.766%	—	(144,315)	(144,315)
NZD	12,895	02/23/36	4.014	%(S)	3 Month BBR(2)(Q)/ 3.060%	—	(231,779)	(231,779)
	11,000	09/25/26	4.699	%(A)	1 Day SOFR(1)(A)/ 3.680%	2,035	(84,729)	(86,764)
	28,000	05/13/27	4.497	%(A)	1 Day SOFR(2)(A)/ 3.680%	(4,910)	152,945	157,855
	41,355	07/08/28	4.000	%(A)	1 Day SOFR(2)(A)/ 3.680%	26,439	(135,094)	(161,533)
	16,510	06/01/31	3.886	%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(237,414)	(237,414)
	3,572	08/13/31	3.685	%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(87,493)	(87,493)
	3,572	08/13/31	3.885	%(A)	1 Day SOFR(1)(A)/ 3.680%	—	55,397	55,397
	10,718	05/26/36	3.672	%(A)	1 Day SOFR(1)(A)/ 3.680%	—	592,750	592,750
	20,855	12/20/44	3.995	%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(1,500,955)	(1,500,955)
	10,435	08/11/46	4.000	%(A)	1 Day SOFR(2)(A)/ 3.680%	(529,075)	(826,739)	(297,664)
	11,048	11/15/52	3.927	%(A)	1 Day SOFR(1)(A)/ 3.680%	—	1,115,407	1,115,407
	1,640	05/11/54	1.350	%(A)	1 Day SOFR(1)(A)/ 3.680%	748,606	843,556	94,950
	23,220	12/14/54	3.136	%(A)	1 Day SOFR(1)(A)/ 3.680%	339,586	1,114,645	775,059
	15,895	12/20/54	3.825	%(A)	1 Day SOFR(1)(A)/ 3.680%	—	1,887,477	1,887,477
	21,200	01/15/55	4.130	%(A)	1 Day SOFR(1)(A)/ 3.680%	(399,319)	1,453,103	1,852,422
	22,454	06/01/56	4.132	%(A)	1 Day SOFR(1)(A)/ 3.680%	—	200,494	200,494
	41,444	06/04/56	4.127	%(A)	1 Day SOFR(1)(A)/ 3.680%	(25,694)	376,193	401,887

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
8,435	08/11/56	3.870%(A)	1 Day SOFR(1)(A)/ 3.680%	$658,183	$952,934	$294,751
ZAR 157,090	06/03/36	8.080%(A)	1 Day ZARONIA(2)(A)/ 6.860%	(317)	(93,963)	(93,646)

				$935,516	$4,176,090	$3,240,574

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$439,927	$(449,488)	$2,774,667	$(2,193,141)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$7,477,938
JPS	—	3,981,378

Total	$—	$11,459,316

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,435,752	$—
Collateralized Loan Obligations	—	122,882,338	—
Consumer Loans	—	8,628,617	—
Credit Cards	—	2,196,477	—
Equipment	—	8,452,942	—
Home Equity Loans	—	4,156,370	—
Other	—	25,725,028	2,856,003
Residential Mortgage-Backed Securities	—	9,433,181	—
Student Loan	—	172,205	—
Commercial Mortgage-Backed Securities	—	81,552,918	—
Corporate Bonds	—	403,352,983	7,358,404
Floating Rate and Other Loans	—	19,329,851	14,837,369
Municipal Bond	—	963,384	—
Residential Mortgage-Backed Securities	—	39,681,539	2,010,000
Sovereign Bonds .	—	73,514,138	—
U.S. Government Agency Obligations	—	193,732,751	—
U.S. Treasury Obligations	—	299,167,634	—
Affiliated Exchange-Traded Funds
Fixed Income	12,358,465	—	—
Common Stocks	1,544,319	4,825,138	20,310

See Notes to Financial Statements.

PGIM Strategic Bond Fund  69

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stocks	$—	$1,446,193	$4,475,856
Option Purchased	—	10,632	—
Warrants	—	—	126,005
Short-Term Investments
Affiliated Mutual Funds	14,010,010	—	—
Options Purchased	—	601,756	—

Total	$27,912,794	$1,301,261,827	$31,683,947

Liabilities
Long-Term Investments
Options Written	$—	$(5,014)	$—
Short-Term Investments
Options Written	$—	$(637,693)	$—

Total	$—	$(642,707)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$— **
Unfunded Loan Commitments	—	—	546
Futures Contracts	296,112	—	—
OTC Forward Foreign Currency Exchange Contracts	—	92,320	—
OTC Packaged Credit Default Swap Agreements	—	2,174,444	—
Centrally Cleared Credit Default Swap Agreement	—	436,833	—
OTC Credit Default Swap Agreements	—	752,255	30,550
Centrally Cleared Interest Rate Swap Agreements	—	8,123,770	—

Total	$296,112	$11,579,622	$31,096

Liabilities
Unfunded Loan Commitments	$—	$—	$(38,690)
Forward Commitment Contract	—	(1,445,069)	—
Futures Contracts	(1,605,543)	—	—
OTC Bond Forward Contracts	—	(10,904)	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,818,649)	—
OTC Packaged Credit Default Swap Agreements	—	(2,252,162)	—
OTC Credit Default Swap Agreements	—	(128,065)	(5,057)
Centrally Cleared Inflation Swap Agreements	—	(696,633)	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,883,196)	—

Total	$(1,605,543)	$(11,234,678)	$(43,747)

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Other	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans
Balance as of 02/28/26	$—	$144,882	$7,358,265	$4,517,240
Realized gain (loss)	—	6,915	827	32,648
Change in unrealized appreciation (depreciation)	(3,290)	41,044	2,581	(66,801)
Purchase/Exchange/Issuances	2,856,500	—	—	11,129,451
Sales/Paydowns	—	(192,841)	(4,191)	(2,083,531)
Accrued discount/premium	2,793	—	922	8,600

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

	Asset-Backed Securities- Other	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans
Transfer into Level 3*	$—	$—	$—	$1,299,762
Transfer out of Level 3*	—	—	—	—

Balance as of 08/31/26	$2,856,003	$—	$7,358,404	$14,837,369

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(3,290)	$—	$2,581	$(60,890)

	Residential Mortgage-Backed Securities	Common Stocks	Preferred Stocks	Warrants
Balance as of 02/28/26	$2,000,001	$20,310	$4,364,117	$53
Realized gain (loss)	(493)	—	5,770	(529)
Change in unrealized appreciation (depreciation)	1,214	—	128,759	(132,820)
Purchase/Exchange/Issuances	2,010,000	—	—	259,354
Sales/Paydowns	(2,000,000)	—	(22,790)	(53)
Accrued discount/premium	(722)	—	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	—	—	—	—

Balance as of 08/31/26	$2,010,000	$20,310	$4,475,856	$126,005

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$128,759	$(133,349)

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments	Unfunded Preferred Stock Commitment	OTC Credit Default Swap Agreements
Balance as of 02/28/26	$—	$1,795	$—	$29,318
Realized gain (loss)	—	—	—	1,273,870
Change in unrealized appreciation (depreciation)	—	(39,939)	—	(1,277,695)
Purchase/Exchange/Issuances	—	—	—	—
Sales/Paydowns	—	—	—	—
Accrued discount/premium	—	—	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	—	—	—	—

Balance as of 08/31/26	$—	$(38,144)	$—	$25,493

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(39,718)	$—	$(1,258,835)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase

Asset-Backed Securities-Residential Mortgage-Backed Securities	$2,856,003	Income/Discounted Cash Flow	Discount Rate	7.08%	Decrease
Corporate Bonds	3	Market/Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds	509,118	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	6,195,745	Income/Discounted Cash Flow	Discount Margin	9.73%	Decrease

See Notes to Financial Statements.

PGIM Strategic Bond Fund  71

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Level 3 Securities**	Fair Value as of August 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase

Floating Rate and Other Loans	$4,773,628	Income/Discounted Cash Flow	Discount Rate	6.54% - 14.75%	Decrease

Floating Rate and Other Loans	3,575,027	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Residential Mortgage-Backed Securities	2,010,000	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
		Market/Discounted	Liquidity Discount to
Preferred Stocks	4,268,438	Redemption Value	Redemption Premium	48.00%	Decrease
Preferred Stocks	207,418	Market/Net Present Value	Discount Rate	15.00%	Decrease
Warrants	126,005	Market/Discounted Proxy	Discount Rate	50.00%	Decrease

Unfunded Corporate Bond Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	(19,195)	Income/Discounted Cash Flow	Discount Margin	0.00%	Decrease
Unfunded Loan Commitments	(9,899)	Income/Discounted Cash Flow	Discount Rate	6.82% - 14.75%	Decrease
Unfunded Loan Commitments	(9,050)	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$24,483,241

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2026, the aggregate value of these securities and/or derivatives was $7,188,055. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2026 were as follows:

U.S. Treasury Obligations	22.6%
U.S. Government Agency Obligations	14.6
Collateralized Loan Obligations	9.3
Commercial Mortgage-Backed Securities	6.2
Sovereign Bonds	5.6
Residential Mortgage-Backed Securities	3.8
Telecommunications	3.6
Banks	3.5
Electric	2.5
Diversified Financial Services	2.4
Other	2.2
Oil & Gas	1.8
Retail	1.6
Mining	1.4
Home Builders	1.2
Healthcare-Services	1.2
Entertainment	1.2
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	1.1
Media	1.0
Chemicals	0.9
Affiliated Exchange-Traded Funds	0.9
Commercial Services	0.9
Pharmaceuticals	0.9
Real Estate Investment Trusts (REITs)	0.9
Pipelines	0.9
Real Estate	0.8
Airlines	0.7
Consumer Loans	0.7
Equipment	0.6
Engineering & Construction	0.6

Foods	0.6%
Software	0.5
Leisure Time	0.4
Auto Manufacturers	0.4
Lodging	0.4
Internet	0.4
Electronic Equipment, Instruments & Components	0.3
Auto Parts & Equipment	0.3
Home Equity Loans	0.3
Building Materials	0.3
Iron/Steel	0.3
Aerospace & Defense	0.3
Wireless Telecommunication Services	0.2
Transportation	0.2
Holding Companies-Diversified	0.2
Credit Cards	0.2
Healthcare-Products	0.2
Insurance	0.1
Packaging & Containers	0.1
Environmental Control	0.1
Consumer Services	0.1
Forest Products & Paper	0.1
Machinery-Construction & Mining	0.1
Trading Companies & Distributors	0.1
Automobiles	0.1
Household Products/Wares	0.1
Apparel	0.1
Machinery-Diversified	0.1
Computers	0.1
Oil, Gas & Consumable Fuels	0.1
Municipal Bond	0.1

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Industry Classification (continued):

Coal	0.1%
Education	0.1
Electronics	0.1
Gas Utilities	0.1
Metal Fabricate/Hardware	0.0	*
Options Purchased	0.0	*
Electrical Components & Equipment	0.0	*
Healthcare	0.0	*
Semiconductors	0.0	*
Home Furnishings	0.0	*
Housewares	0.0	*
Student Loan	0.0	*
Electric Utilities	0.0	*

Distribution/Wholesale	0.0	*%
Agriculture	0.0	*
Interactive Media & Services	0.0	*

	102.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$436,833	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	439,927		Premiums received for OTC swap agreements	449,488
Credit contracts	Unaffiliated investments	78,181		Options written outstanding, at value	35,494
Credit contracts	Unrealized appreciation on OTC swap agreements	2,774,667		Unrealized depreciation on OTC swap agreements	2,193,141
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	92 320		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,818,649
Interest rate contracts	Due from/to broker-variation margin futures	296,112	*	Due from/to broker-variation margin futures	1,605,543	*
Interest rate contracts	Due from/to broker-variation margin swaps	8,123,770	*	Due from/to broker-variation margin swaps	5,579,829	*
Interest rate contracts	Unaffiliated investments	534.207		Options written outstanding, at value	607.213
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	10,904

		$12,776,017			$12,300,261

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  73

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(300,661)	$655,705	$—	$—	$—	$651,794
Foreign exchange contracts	(494,059)	760,523	—	—	2,583,853	—
Interest rate contracts	30,711	(39,746)	(8,443,921)	(942,751)	—	1,965,345

Total	$(764,009)	$1,376,482	$(8,443,921)	$(942,751)	$2,583,853	$2,617,139

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(123,261)	$171,115	$—	$—	$—	$1,178,540
Foreign exchange contracts	53,862	(193,423)	—	—	1,106,741	—
Interest rate contracts	357,040	(462,636)	(2,882,851)	(253,299)	—	305,639

Total	$287,641	$(484,944)	$(2,882,851)	$(253,299)	$1,106,741	$1,484,179

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 581,493
Options Written (2)	362,455,830
Futures Contracts - Long Positions (2)	467,906,380
Futures Contracts - Short Positions (2)	130,236,128
Bond Forward Contracts - Purchased (3)	18,689,960
Forward Foreign Currency Exchange Contracts - Purchased (3)	92,405,527
Forward Foreign Currency Exchange Contracts - Sold (3)	251,433,842
Cross Currency Exchange Contracts (4)	735,673
Credit Default Swap Agreements - Buy Protection (2)	110,411,667
Credit Default Swap Agreements - Sell Protection (2)	369,964,063
Inflation Swap Agreements (2)	39,946,667
Interest Rate Swap Agreements (2)	311,663,905
Total Return Swap Agreements (2)	15,679,457

*	Average volume is based on average quarter end balances for the six months ended August 31, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$6,414,685	$(6,414,685)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$328,380	$(272,173)	$56,207	$—	$56,207
BNP	380,947	(486,221)	(105,274)	—	(105,274)
BNY	—	(526,501)	(526,501)	526,501	—
BOA	35,649	(401)	35,248	—	35,248
CACI	—	(545,830)	(545,830)	545,830	—
CITI	103,339	(36,049)	67,290	—	67,290
DB	2,258,555	(2,485,890)	(227,335)	227,335	—
GSI	470,128	(43,204)	426,924	(63,151)	363,773
HSBC	25,425	—	25,425	—	25,425
JPM	180,499	(147,871)	32,628	(32,628)	—
MSI	79,113	—	79,113	(79,113)	—
RBC	26,409	(9,870)	16,539	—	16,539
SCB	14,888	(10,113)	4,775	—	4,775
SSB	—	(548,142)	(548,142)	548,142	—
TD	15,970	—	15,970	—	15,970
WFS	—	(2,624)	(2,624)	—	(2,624)

	$3,919,302	$(5,114,889)	$(1,195,587)	$1,672,916	$477,329

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  75

PGIM Strategic Bond Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2026

Assets
Investments at value, including securities on loan of $6,414,685:
Unaffiliated investments (cost $1,375,390,577)	$1,334,490,093
Affiliated investments (cost $26,677,423)	26,368,475
Cash	3,126
Foreign currency, at value (cost $948,623)	945,137
Dividends and interest receivable	11,473,223
Receivable for investments sold	3,911,485
Unrealized appreciation on OTC swap agreements	2,774,667
Receivable for Fund shares sold	1,211,241
Premiums paid for OTC swap agreements	439,927
Due from broker—variation margin swaps	230,101
Unrealized appreciation on OTC forward foreign currency exchange contracts	92,320
Due from broker—variation margin futures	72,965
Unrealized appreciation on unfunded loan commitments	546
Prepaid expenses	50

Total Assets	1,382,013,356

Liabilities
Payable for investments purchased	42,657,182
Payable to broker for collateral for securities on loan	6,649,154
Payable for Fund shares purchased	3,442,964
Unrealized depreciation on OTC swap agreements	2,193,141
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,818,649
Forward commitment contracts, at value (proceeds receivable $1,457,109)	1,445,069
Options written outstanding, at value (premiums received $372,281)	642,707
Management fee payable	531,702
Premiums received for OTC swap agreements	449,488
Accrued expenses and other liabilities	289,254
Distribution fee payable	52,507
Unrealized depreciation on unfunded loan commitments	38,690
Unrealized depreciation on OTC bond forward contracts	10,904
Trustees’ fees payable	4,907
Dividends and Distributions payable	1,023
Affiliated transfer agent fee payable	877

Total Liabilities	60,228,218

Net Assets	$1,321,785,138

Net assets were comprised of:
Shares of beneficial interest, at par	$157,499
Paid-in capital in excess of par	1,650,208,726
Total distributable earnings (loss)	(328,581,087)

Net assets, August 31, 2026	$1,321,785,138

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2026

Class A
Net asset value and redemption price per share, ($90,194,306 ÷ 10,743,070 shares of beneficial interest issued and outstanding)	$8.40
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.68

Class C
Net asset value, offering price and redemption price per share, ($38,903,727 ÷ 4,641,108 shares of beneficial interest issued and outstanding)	$8.38

Class Z
Net asset value, offering price and redemption price per share, ($1,073,151,728 ÷ 127,878,683 shares of beneficial interest issued and outstanding)	$8.39

Class R6
Net asset value, offering price and redemption price per share, ($119,535,377 ÷ 14,236,408 shares of beneficial interest issued and outstanding)	$8.40

See Notes to Financial Statements.

PGIM Strategic Bond Fund  77

PGIM Strategic Bond Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2026

Net Investment Income (Loss)
Income
Interest income	$35,396,989
Affiliated dividend income	566,226
Income from securities lending, net (including affiliated income of $17,934)	18,008
Unaffiliated dividend income	17,740

Total income	35,998,963

Expenses
Management fee	3,971,718
Distribution fee(a)	327,766
Transfer agent’s fees and expenses (including affiliated expense of $2,913)(a)	690,052
Custodian and accounting fees	79,929
Registration fees(a)	60,436
Audit fee	35,273
Shareholders’ reports	31,226
Professional fees	23,398
Trustees’ fees	12,898
Miscellaneous	25,146

Total expenses	5,257,842
Less: Fee waiver and/or expense reimbursement(a)	(722,711)

Net expenses	4,535,131

Net investment income (loss)	31,463,832

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(804))	(5,584,334)
Futures transactions	(8,443,921)
Bond forward contract transactions	(942,751)
Forward and cross currency contract transactions	2,583,853
Options written transactions	1,376,482
Swap agreement transactions	2,617,139
Foreign currency transactions	(954)

(8,394,486)

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated of $(268,803))	(34,212,643)
Futures	(2,882,851)
Bond forward contracts	(253,299)
Forward and cross currency contracts	1,106,741
Options written	(484,944)
Swap agreements	1,484,179
Foreign currencies	(24,801)
Unfunded loan commitments	(39,939)

(35,307,557)

Net gain (loss) on investment and foreign currency transactions	(43,702,043)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(12,238,211)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	119,627	208,139	—	—
Transfer agent’s fees and expenses	32,391	20,773	635,494	1,394
Registration fees	9,773	8,241	31,445	10,977
Fee waiver and/or expense reimbursement	(14,634)	(6,365)	(670,093)	(31,619)

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2026	Year Ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,463,832	$57,166,196
Net realized gain (loss) on investment and foreign currency transactions	(8,394,486)	(20,276,989)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(35,307,557)	47,209,978

Net increase (decrease) in net assets resulting from operations	(12,238,211)	84,099,185

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,274,853)	(4,402,143)
Class C	(822,577)	(1,781,507)
Class Z	(27,379,293)	(47,692,578)
Class R6	(3,202,009)	(6,270,212)

	(33,678,732)	(60,146,440)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	263,844,479	563,602,010
Net asset value of shares issued in reinvestment of dividends and distributions	33,672,306	60,134,440
Cost of shares purchased	(259,322,253)	(449,286,795)

Net increase (decrease) in net assets from Fund share transactions	38,194,532	174,449,655

Total increase (decrease)	(7,722,411)	198,402,400

Net Assets:
Beginning of period	1,329,507,549	1,131,105,149

End of period	$1,321,785,138	$1,329,507,549

See Notes to Financial Statements.

PGIM Strategic Bond Fund  79

PGIM Strategic Bond Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.69		$8.52	$8.33	$8.34	$9.69	$10.32
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.39	0.43	0.44	0.38	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.28)		0.19	0.25	0.16	(1.23)	(0.54)
Total from investment operations	(0.09)		0.58	0.68	0.60	(0.85)	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.41)	(0.49)	(0.61)	(0.50)	(0.38)
Net asset value, end of period	$8.40		$8.69	$8.52	$8.33	$8.34	$9.69
Total Return(b):	(0.99)%		7.01%	8.37%	7.49%	(8.81)%	(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,194		$102,828	$86,919	$70,540	$57,693	$78,154
Average net assets (000)	$94,921		$91,402	$80,682	$60,671	$61,543	$85,794
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.93	%(d)	0.93%	0.96%	0.95%	0.94%	0.95%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.96%	0.99%	0.98%	0.97%	0.98%
Net investment income (loss)	4.42	%(d)	4.57%	5.14%	5.34%	4.32%	2.81%
Portfolio turnover rate(e)(f)	48%		122%	233%	310%	301%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.68		$8.51	$8.32	$8.33	$9.68	$10.30
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.32	0.37	0.37	0.31	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.28)		0.19	0.24	0.16	(1.23)	(0.53)
Total from investment operations	(0.13)		0.51	0.61	0.53	(0.92)	(0.32)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.42)	(0.54)	(0.43)	(0.30)
Net asset value, end of period	$8.38		$8.68	$8.51	$8.32	$8.33	$9.68
Total Return(b):	(1.51)%		6.16%	7.53%	6.66%	(9.55)%	(3.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,904		$44,326	$45,546	$41,442	$41,835	$56,099
Average net assets (000)	$41,288		$44,323	$43,670	$40,959	$45,944	$60,789
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73	%(d)	1.73%	1.74%	1.74%	1.74%	1.72%
Expenses before waivers and/or expense reimbursement	1.76	%(d)	1.76%	1.77%	1.77%	1.77%	1.75%
Net investment income (loss)	3.62	%(d)	3.78%	4.36%	4.54%	3.52%	2.04%
Portfolio turnover rate(e)(f)	48%		122%	233%	310%	301%	54%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	Annualized.

(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  81

PGIM Strategic Bond Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.69		$8.52	$8.33	$8.34	$9.69	$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.42	0.46	0.47	0.41	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.28)		0.19	0.25	0.15	(1.23)	(0.53)
Total from investment operations	(0.08)		0.61	0.71	0.62	(0.82)	(0.21)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.44)	(0.52)	(0.63)	(0.53)	(0.41)
Net asset value, end of period	$8.39		$8.69	$8.52	$8.33	$8.34	$9.69
Total Return(b):	(0.96)%		7.34%	8.73%	7.85%	(8.52)%	(2.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,073,152		$1,053,473	$884,568	$808,001	$892,700	$1,445,527
Average net assets (000)	$1,074,313		$930,494	$839,957	$853,582	$1,006,914	$1,717,073
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62	%(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.75%	0.75%	0.76%	0.75%	0.75%
Net investment income (loss)	4.73	%(d)	4.87%	5.48%	5.66%	4.63%	3.14%
Portfolio turnover rate(e)(f)	48%		122%	233%	310%	301%	54%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	Annualized.

(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.69		$8.53	$8.33	$8.34	$9.70	$10.32
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.42	0.46	0.47	0.41	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.18	0.26	0.16	(1.24)	(0.54)
Total from investment operations	(0.07)		0.60	0.72	0.63	(0.83)	(0.21)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.44)	(0.52)	(0.64)	(0.53)	(0.41)
Net asset value, end of period	$8.40		$8.69	$8.53	$8.33	$8.34	$9.70
Total Return(b):	(0.83)%		7.25%	8.89%	7.88%	(8.49)%	(2.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119,535		$128,880	$114,073	$75,363	$59,220	$37,135
Average net assets (000)	$124,847		$121,555	$95,502	$65,842	$51,264	$37,326
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Expenses before waivers and/or expense reimbursement	0.64	%(d)	0.64%	0.65%	0.66%	0.66%	0.67%
Net investment income (loss)	4.76	%(d)	4.91%	5.49%	5.71%	4.75%	3.17%
Portfolio turnover rate(e)(f)	48%		122%	233%	310%	301%	54%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	Annualized.

(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  83

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Growth Fund, PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Growth Fund is classified as a non-diversified fund for purposes of the 1940 Act. PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund are classified as a diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Jennison Focused Growth Fund (“Jennison Focused Growth”)	Long-term growth of capital.
PGIM Quant Solutions Large-Cap Value Fund (*Quant Solutions Large-Cap Value”)	Long-term growth of capital.
PGIM Strategic Bond Fund (“Strategic Bond”)	Maximize total return, through a combination of current income and capital appreciation.

Financial Statements and other information regarding any underlying mutual funds or ETFs held by the Fund(s), if any, are available at pgim.com/mutual-fund-documents. You may also request this information by calling (800) 225-1852 or, from outside the United States, (973) 367-3529.

2. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to the Funds’ investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or

Notes to Financial Statements (unaudited) (continued)

outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price are based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; an assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst, media, or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: Certain Funds invested in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Fund to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Funds entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as

Notes to Financial Statements (unaudited) (continued)

“variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Funds entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Funds to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early

Notes to Financial Statements (unaudited) (continued)

termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on interest income, dividends, capital gains on investments, or certain foreign currency transactions by certain countries in which it invests. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on dividends are presented as “Foreign withholding tax”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) or change in unrealized appreciation (depreciation) on securities on the accompanying Statement of Operations. To the extent that the Funds have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Funds is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Certain Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention if more likely than not the Fund will receive the reclaim back in accordance with ASC 740. Any professional fees associated with recovery of foreign withholding taxes are recorded as an expense within the Professional fees line item on the Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Jennison Focused Growth and Quant Solutions Large-Cap Value
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Strategic Bond
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited) (continued)

3.  Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)
Jennison Focused Growth	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
Quant Solutions Large-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)
Strategic Bond	PGIM Credit (an investment group of PGIM, Inc.) In 2025, PGIM Fixed Income and PGIM Private Credit (formerly known as PGIM Private Capital) were combined to form PGIM Credit; PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.) serves as a sub-subadviser to the Fund.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Growth	0.67% up to $1 billion of average daily net assets;	0.66%
	0.65% firom $1 billion to $3 billion of average daily net
	assets;
	0.63% firom $3 billion to $5 billion of average dailly net assets;
	0.62% from $5 billion to $10 billion of average daily net assets;
	0.61% over $10 billion of average daily net assets
Quant Solutions Large-Cap Value	0.79% to $1 billion of average daily net assets; 0.75% over $1 billion of average daily net assets	0.79
Strategic Bond	0.590% on average daily net assets up to $2.5 billion; 0.565% on average daily net assets from $2.5 billion to $5 billion;	0.59
	0.540% on average daily net assets over $5 billion.

The Manager has contractually agreed, through June 30, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements as indicated in the table below. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Growth - Class A	1.05%
Jennison Focused Growth - Class C	1.78
Jennison Focused Growth - Class Z	0.75
Jennison Focused Growth - Class R6	0.67

Fund	Class Expense Limitation
Quant Solutions Large-Cap Value - Class A	1.11%
Quant Solutions Large-Cap Value - Class C	2.13
Quant Solutions Large-Cap Value - Class R	1.32
Quant Solutions Large-Cap Value - Class Z	0.79
Quant Solutions Large-Cap Value - Class R6	0.79
Strategic Bond - Class A	1.15
Strategic Bond - Class C	1.90
Strategic Bond - Class Z	0.62
Strategic Bond - Class R6	0.59

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Focused Growth - Class A	0.30%	0.25%
Jennison Focused Growth - Class C	1.00	1.00
Jennison Focused Growth - Class Z	N/A	N/A
Jennison Focused Growth - Class R6	N/A	N/A
Quant Solutions Large-Cap Value - Class A	0.30	0.25
Quant Solutions Large-Cap Value - Class C	1.00	1.00
Quant Solutions Large-Cap Value - Class R	0.75	0.50
Quant Solutions Large-Cap Value - Class Z	N/A	N/A
Quant Solutions Large-Cap Value - Class R6	N/A	N/A
Strategic Bond - Class A	0.25	0.25
Strategic Bond - Class C	1.00	1.00
Strategic Bond - Class Z	N/A	N/A
Strategic Bond - Class R6	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended August 31, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Focused Growth	$7,472

For the reporting period ended August 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Growth - Class A	$117,956	$572
Jennison Focused Growth - Class C	—	1,118
Quant Solutions Large-Cap Value - Class A	15,760	166
Quant Solutions Large-Cap Value - Class C	—	70

Notes to Financial Statements (unaudited) (continued)

Class	FESL	CDSC
Strategic Bond - Class A	$24,630	$1,243
Strategic Bond - Class C	—	4,617

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Focused Growth	$227,831,368	$342,667,501
Quant Solutions Large-Cap Value	169,991,729	183,489,472
Strategic Bond	472,190,140	478,320,685

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2026, is presented as follows:

Jennison Focused Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$ 4,289,574	$145,586,218	$147,435,263	$ —	$—	$ 2,440,529	2,440,529	$123,777		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.874%)(b)(wb)

44,787,061	266,096,900	297,575,359	(891)	(15,736)	13,291,975	13,302,617	21,088	(1)	—
$49,076,635	$411,683,118	$445,010,622	$(891)	$(15,736)	$15,732,504		$144,865		$—

Quant Solutions Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$191,162	$16,771,518	$14,356,976	$—	$—	$2,605,704	2,605,704	$10,344		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.874%)(b)(wb)

—	1,424,421	1,424,420	—	(1)	—	—	40	(1)	—
$191,162	$18,195,939	$15,781,396	$—	$(1)	$2,605,704		$10,384		$—

Strategic Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Corporate Bond 0-5 Year ETF

$ 6,329,375	$—	$—	$(125,213)	$ —	$6,204,162	125,000	$151,375		$—

PGIM Corporate Bond 5-10 Year ETF

3,849,682	—	—	(180,584)	—	3,669,098	75,000	103,387		—

PGIM Floating Rate Income ETF

2,447,585	—	—	37,620	—	2,485,205	50,000	83,343		—
$12,626,642	$—	$—	$(268,177)	$—	$12,358,465		$338,105		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)

20,931,701	252,077,534	265,664,937	—	—	7,344,298	7,344,298	228,121		—

PGIM Institutional Money Market Fund (7-day effective yield 3.874%)(b)(wa)

9,045,195	22,332,470	24,710,523	(626)	(804)	6,665,712	6,671,049	17,934	(1)	—
$29,976,896	$274,410,004	$290,375,460	$ (626)	$(804)	$14,010,010		$246,055		$—
$42,603,538	$274,410,004	$290,375,460	$(268,803)	$(804)	$26,368,475		$584,160		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of August 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Jennison Focused Growth	$ 797,807,912	$942,574,704	$(22,759,126)	$919,815,578
Quant Solutions Large-Cap Value	226,078,798	60,943,131	(5,383,214)	55,559,917
Strategic Bond	1,400,921,819	26,876,950	(68,560,046)	(41,683,096)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 28, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Focused Growth	$ —	$—

Notes to Financial Statements (unaudited) (continued)

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Quant Solutions Large-Cap Value	$—	$—
Strategic Bond	271,645,000	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (February 28, 2027).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Growth	$1,827,000	$—
Quant Solutions Large-Cap Value	—	—
Strategic Bond	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2026 are subject to such review.

7.  Capital and Ownership

The Jennison Focused Growth Fund offers Class A, Class C, Class Z and Class R6 shares. The Quant Solutions Large-Cap Value Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. Strategic Bond offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Funds at $0.001 par value per share.

As of August 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Focused Growth–Class Z	27,738	0.2%
Quant Solutions Large-Cap Value–Class R	405	0.1
Quant Solutions Large-Cap Value–Class Z	20,939	0.6
Strategic Bond–Class Z	8,544	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:	—	—%
Jennison Focused Growth
Quant Solutions Large-Cap Value	—	—
Strategic Bond	—	—
Unaffiliated:
Jennison Focused Growth	5	44.2

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
Quant Solutions Large-Cap Value	2	82.1%
Strategic Bond	7	92.8

Transactions in shares of beneficial interest were as follows:

Jennison Focused Growth:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2026:
Shares sold	284,872	$8,425,470
Shares purchased	(2,387,703)	(71,401,895)
Net increase (decrease) in shares outstanding before conversion	(2,102,831)	(62,976,425)
Shares issued upon conversion from other share class(es)	161,776	4,875,140
Shares purchased upon conversion into other share class(es)	(152,330)	(4,601,372)
Net increase (decrease) in shares outstanding	(2,093,385)	$(62,702,657)

Year ended February 28, 2026:
Shares sold	829,866	$23,333,099
Shares issued in reinvestment of dividends and distributions	1,564,589	46,139,724
Shares purchased	(5,007,057)	(139,976,595)
Net increase (decrease) in shares outstanding before conversion	(2,612,602)	(70,503,772)
Shares issued upon conversion from other share class(es)	295,520	8,214,624
Shares purchased upon conversion into other share class(es)	(332,850)	(9,509,953)
Net increase (decrease) in shares outstanding	(2,649,932)	$(71,799,101)

Class C
Six months ended August 31, 2026:
Shares sold	40,692	$796,097
Shares purchased	(152,190)	(3,035,197)
Net increase (decrease) in shares outstanding before conversion	(111,498)	(2,239,100)
Shares purchased upon conversion into other share class(es)	(228,743)	(4,615,263)
Net increase (decrease) in shares outstanding	(340,241)	$(6,854,363)

Year ended February 28, 2026:
Shares sold	242,532	$4,703,607
Shares issued in reinvestment of dividends and distributions	123,930	2,452,578
Shares purchased	(308,681)	(5,874,776)
Net increase (decrease) in shares outstanding before conversion	57,781	1,281,409
Shares purchased upon conversion into other share class(es)	(371,598)	(7,008,470)
Net increase (decrease) in shares outstanding	(313,817)	$(5,727,061)

Class Z
Six months ended August 31, 2026:
Shares sold	458,343	$15,469,597
Shares purchased	(1,505,490)	(51,190,678)
Net increase (decrease) in shares outstanding before conversion	(1,047,147)	(35,721,081)
Shares issued upon conversion from other share class(es)	118,480	4,062,725
Shares purchased upon conversion into other share class(es)	(38,172)	(1,337,591)
Net increase (decrease) in shares outstanding	(966,839)	$(32,995,947)

Year ended February 28, 2026:
Shares sold	2,161,993	$67,579,726
Shares issued in reinvestment of dividends and distributions	430,455	14,415,937
Shares purchased	(3,076,318)	(96,689,008)
Net increase (decrease) in shares outstanding before conversion	(483,870)	(14,693,345)
Shares issued upon conversion from other share class(es)	292,301	9,387,895

Notes to Financial Statements (unaudited) (continued)

Jennison Focused Growth (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(96,124)	$(3,118,114)
Net increase (decrease) in shares outstanding	(287,693)	$(8,423,564)

Class R6
Six months ended August 31, 2026:
Shares sold	196,920	$6,552,225
Shares purchased	(557,406)	(18,917,255)
Net increase (decrease) in shares outstanding before conversion	(360,486)	(12,365,030)
Shares issued upon conversion from other share class(es)	48,775	1,720,078
Shares purchased upon conversion into other share class(es)	(3,068)	(103,717)
Net increase (decrease) in shares outstanding	(314,779)	$(10,748,669)

Year ended February 28, 2026:
Shares sold	435,840	$13,726,797
Shares issued in reinvestment of dividends and distributions	130,826	4,400,976
Shares purchased	(1,280,122)	(40,919,372)
Net increase (decrease) in shares outstanding before conversion	(713,456)	(22,791,599)
Shares issued upon conversion from other share class(es)	66,086	2,181,908
Shares purchased upon conversion into other share class(es)	(4,578)	(147,890)
Net increase (decrease) in shares outstanding	(651,948)	$(20,757,581)

Quant Solutions Large-Cap Value:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2026:
Shares sold	237,794	$3,217,586
Shares purchased	(194,527)	(2,547,010)
Net increase (decrease) in shares outstanding before conversion	43,267	670,576
Shares issued upon conversion from other share class(es)	11,154	142,434
Shares purchased upon conversion into other share class(es)	(13,855)	(191,723)
Net increase (decrease) in shares outstanding	40,566	$621,287

Year ended February 28, 2026:
Shares sold	259,365	$3,058,724
Shares issued in reinvestment of dividends and distributions	469,956	5,484,390
Shares purchased	(1,042,283)	(12,764,906)
Net increase (decrease) in shares outstanding before conversion	(312,962)	(4,221,792)
Shares issued upon conversion from other share class(es)	22,902	285,524
Shares purchased upon conversion into other share class(es)	(11,259)	(145,589)
Net increase (decrease) in shares outstanding	(301,319)	$(4,081,857)

Class C
Six months ended August 31, 2026:
Shares sold	4,008	$43,796
Shares purchased	(9,851)	(109,057)
Net increase (decrease) in shares outstanding before conversion	(5,843)	(65,261)
Shares purchased upon conversion into other share class(es)	(13,299)	(142,434)
Net increase (decrease) in shares outstanding	(19,142)	$(207,695)

Year ended February 28, 2026:
Shares sold	9,743	$104,480
Shares issued in reinvestment of dividends and distributions	30,097	295,551
Shares purchased	(37,529)	(390,195)

Quant Solutions Large-Cap Value (cont’d.):

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding before conversion	2,311	$9,836
Shares purchased upon conversion into other share class(es)	(24,657)	(265,067)
Net increase (decrease) in shares outstanding	(22,346)	$(255,231)

Class R
Six months ended August 31, 2026:
Shares sold	72,282	$1,028,374
Shares purchased	(1,427,524)	(19,115,753)
Net increase (decrease) in shares outstanding	(1,355,242)	$(18,087,379)

Year ended February 28, 2026:
Shares sold	372,698	$4,775,836
Shares issued in reinvestment of dividends and distributions	1,921,725	23,598,787
Shares purchased	(2,808,205)	(35,860,617)
Net increase (decrease) in shares outstanding	(513,782)	$(7,485,994)

Class Z
Six months ended August 31, 2026:
Shares sold	564,879	$8,728,050
Shares purchased	(205,112)	(2,920,120)
Net increase (decrease) in shares outstanding before conversion	359,767	5,807,930
Shares issued upon conversion from other share class(es)	13,125	191,723
Net increase (decrease) in shares outstanding	372,892	$5,999,653

Year ended February 28, 2026:
Shares sold	131,249	$1,664,606
Shares issued in reinvestment of dividends and distributions	487,779	5,994,800
Shares purchased	(699,217)	(9,071,537)
Net increase (decrease) in shares outstanding before conversion	(80,189)	(1,412,131)
Shares issued upon conversion from other share class(es)	9,762	133,759
Shares purchased upon conversion into other share class(es)	(2,969)	(36,133)
Net increase (decrease) in shares outstanding	(73,396)	$(1,314,505)

Class R6
Six months ended August 31, 2026:
Shares sold	2,672	$37,831
Shares purchased	(28,006)	(385,507)
Net increase (decrease) in shares outstanding	(25,334)	$(347,676)

Year ended February 28, 2026:
Shares sold	8,270	$104,015
Shares issued in reinvestment of dividends and distributions	23,856	292,954
Shares purchased	(81,336)	(1,021,217)
Net increase (decrease) in shares outstanding before conversion	(49,210)	(624,248)
Shares issued upon conversion from other share class(es)	2,234	28,275
Shares purchased upon conversion into other share class(es)	(54)	(769)
Net increase (decrease) in shares outstanding	(47,030)	$(596,742)

Strategic Bond:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2026:
Shares sold	1,063,542	$9,040,453
Shares issued in reinvestment of dividends and distributions	268,226	2,274,266
Shares purchased	(2,396,380)	(20,334,585)
Net increase (decrease) in shares outstanding before conversion	(1,064,612)	(9,019,866)
Shares issued upon conversion from other share class(es)	145,934	1,237,187

Notes to Financial Statements (unaudited) (continued)

Strategic Bond (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(170,330)	$(1,447,357)
Net increase (decrease) in shares outstanding	(1,089,008)	$(9,230,036)

Year ended February 28, 2026:
Shares sold	3,862,074	$33,045,205
Shares issued in reinvestment of dividends and distributions	514,602	4,401,219
Shares purchased	(2,744,325)	(23,330,054)
Net increase (decrease) in shares outstanding before conversion	1,632,351	14,116,370
Shares issued upon conversion from other share class(es)	148,651	1,268,385
Shares purchased upon conversion into other share class(es)	(146,111)	(1,246,084)
Net increase (decrease) in shares outstanding	1,634,891	$14,138,671

Class C
Six months ended August 31, 2026:
Shares sold	159,044	$1,349,543
Shares issued in reinvestment of dividends and distributions	97,178	822,496
Shares purchased	(529,487)	(4,491,546)
Net increase (decrease) in shares outstanding before conversion	(273,265)	(2,319,507)
Shares purchased upon conversion into other share class(es)	(194,052)	(1,643,339)
Net increase (decrease) in shares outstanding	(467,317)	$(3,962,846)

Year ended February 28, 2026:
Shares sold	768,108	$6,544,421
Shares issued in reinvestment of dividends and distributions	208,661	1,781,414
Shares purchased	(1,005,345)	(8,556,352)
Net increase (decrease) in shares outstanding before conversion	(28,576)	(230,517)
Shares purchased upon conversion into other share class(es)	(214,759)	(1,829,766)
Net increase (decrease) in shares outstanding	(243,335)	$(2,060,283)

Class Z
Six months ended August 31, 2026:
Shares sold	27,502,518	$233,513,334
Shares issued in reinvestment of dividends and distributions	3,231,046	27,373,812
Shares purchased	(24,223,912)	(205,291,483)
Net increase (decrease) in shares outstanding before conversion	6,509,652	55,595,663
Shares issued upon conversion from other share class(es)	178,691	1,515,645
Shares purchased upon conversion into other share class(es)	(83,592)	(712,698)
Net increase (decrease) in shares outstanding	6,604,751	$56,398,610

Year ended February 28, 2026:
Shares sold	55,924,848	$477,740,987
Shares issued in reinvestment of dividends and distributions	5,576,218	47,682,219
Shares purchased	(44,193,948)	(376,725,224)
Net increase (decrease) in shares outstanding before conversion	17,307,118	148,697,982
Shares issued upon conversion from other share class(es)	257,053	2,194,388
Shares purchased upon conversion into other share class(es)	(103,568)	(881,770)
Net increase (decrease) in shares outstanding	17,460,603	$150,010,600

Class R6
Six months ended August 31, 2026:
Shares sold	2,346,260	$19,941,149
Shares issued in reinvestment of dividends and distributions	377,637	3,201,732
Shares purchased	(3,438,487)	(29,204,639)
Net increase (decrease) in shares outstanding before conversion	(714,590)	(6,061,758)
Shares issued upon conversion from other share class(es)	141,568	1,206,522

Strategic Bond (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(18,425)	$(155,960)
Net increase (decrease) in shares outstanding	(591,447)	$(5,011,196)

Year ended February 28, 2026:
Shares sold	5,424,452	$46,271,397
Shares issued in reinvestment of dividends and distributions	733,138	6,269,588
Shares purchased	(4,768,755)	(40,675,165)
Net increase (decrease) in shares outstanding before conversion	1,388,835	11,865,820
Shares issued upon conversion from other share class(es)	85,372	721,227
Shares purchased upon conversion into other share class(es)	(26,904)	(226,380)
Net increase (decrease) in shares outstanding	1,447,303	$12,360,667

8. Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 - 9/24/2026
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 25, 2026 will provide a commitment of $1,200,000,000 through September 23, 2027. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended August 31, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at August 31, 2026
Jennison Focused Growth	$1,206,179	4.73%	28	$2,717,000	$—
Quant Solutions Large-Cap Value	1,851,083	4.73	12	6,843,000	—
Strategic Bond	1,090,500	4.65	4	3,444,000	—

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Growth	Quant Solutions Large-Cap Value	Strategic Bond
Convertible Securities	X	–	–
Covenant-Lite	–	–	X

Notes to Financial Statements (unaudited) (continued)

Credit Risk/Counterparty	–	–	X
Currency	–	–	X
Debt Obligations	–	–	X
Derivatives	–	–	X
Economic and Market Events	X	X	X
Emerging Markets	–	–	X
Equity and Equity-Related Securities	X	X	–
Floating Rate and Other Loans	–	–	X
Foreign Securities	X	–	X
Growth Style	X	–	–
Increase in Expenses	X	X	X
Initial Public Offerings	X	–	–
Interest Rate	–	–	X
Junk Bonds	–	–	X
Large Capitalization Company	X	X	–
Large Shareholder and Large Scale Redemption	X	X	X
Leverage	–	–	X
Liquidity	–	–	X
Management	X	X	X
Market	X	X	X
Market Disruption and Geopolitical	X	X	X
Model Design	–	X	–
Model Implementation	–	X	–
Mortgage-Backed and Asset-Backed Securities	–	–	X
Non-Diversified Investment Company	X	–	–
Portfolio Turnover	–	X	X
Preferred Securities	X	–	–
Sector Exposure	X	X	–
U.S. Government and Agency Securities	–	–	X
Value Style	–	X	–

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, will depend on the ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Funds and therefore may magnify or otherwise increase investment losses to the Funds. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Appropriate derivatives may not be available in all circumstances for risk management or other purposes for which the Fund seeks to use them. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives can make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. Legislation passed in the U.S. could cause securities of a foreign issuer to be delisted from U.S. stock exchanges if the issuer does not allow the U.S. government to inspect or investigate the auditing of its financial information. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. A Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

Notes to Financial Statements (unaudited) (continued)

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. Additionally, the threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.

In addition, Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, fee waivers or expense limitations (if applicable) change, or the Fund incurs more expenses than expected. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Initial Public Offerings (“IPOs”) Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) may cause fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by its subadviser. In addition, an economic downturn or period of rising interest rates could adversely affect the market for fixed-income securities and reduce the Fund’s ability to sell such securities at desirable times or prices, which could negatively impact the performance of the Fund.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends

Notes to Financial Statements (unaudited) (continued)

affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including the U.S. and Israeli military operation against Iran, Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Preferred Securities Risk: Preferred securities can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred securities may be less attractive and the price of preferred securities may decline. Preferred security usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Sector Exposure Risk: From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors. Issuers within an economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. A value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10. Recent Accounting Pronouncement and Regulatory Developments

In September 2026, the FASB issued Accounting Standards Update (ASU) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The ASU requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. The guidance is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact of adopting this guidance on its financial statements.

11. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Focused Growth Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the

[1]	PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to

Visit our website at pgim.com/investments

their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed over the other periods.
●	The Board noted that the Fund outperformed its peer universe median, with second quartile performance, over the one-year period.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.05% for Class A shares, 1.78% for Class C shares, 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2027.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements

PGIM Quant Solutions Large-Cap Value Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the

[1]	PGIM Quant Solutions Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.

Visit our website at pgim.com/investments

subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to evaluate performance, and the Peer Group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	4th Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and five-year periods and underperformed over the other periods.
●

The Board considered that effective year-end 2024, the portfolio management team implemented enhancements to the Fund’s value equity stock selection model and considered the Fund’s improving performance, noting that the Fund outperformed its benchmark index and peer group in 2025, on a net basis.

●

The Board requested and PGIM Investments agreed to retain the Fund’s existing contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.11% of average daily net assets for Class A shares, 2.13% of average daily net assets for Class C shares, 1.32% of average daily net assets for Class R shares, and 0.79% of average daily net assets for Class Z shares and Class R6 shares through June 30, 2027.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

PGIM Strategic Bond Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Strategic Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Credit investment group (“PGIM Credit”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM., which, through its PGIM Credit unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Credit and PGIML. The Board noted that PGIM Credit and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as

[1]	PGIM Strategic Bond Fund is a series of Prudential Investment Portfolios 3.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Credit and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Credit, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Credit’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Credit’s and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Credit and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Credit and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Credit, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Credit and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Credit and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Credit, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included

Visit our website at pgim.com/investments

transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Credit and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Credit and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.59% for Class R6 shares, and 0.62% for Class Z shares through June 30, 2027.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Strategic Bond Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2026